Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (2.0%)
	Linde plc	37,946	13,420
	Air Products and Chemicals Inc.	17,003	4,576
	Freeport-McMoRan Inc.	109,490	3,760
	Ecolab Inc.	19,049	3,144
	Dow Inc.	54,066	2,637
	Nucor Corp.	19,680	2,599
	Newmont Corp.	61,006	2,474
	Fastenal Co.	44,173	2,379
	Albemarle Corp.	8,993	1,740
	LyondellBasell Industries NV Class A	19,736	1,688
	International Flavors & Fragrances Inc.	19,606	1,515
	Steel Dynamics Inc.	12,719	1,169
	Reliance Steel & Aluminum Co.	4,471	1,049
	FMC Corp.	9,733	1,013
	Avery Dennison Corp.	6,265	1,010
	CF Industries Holdings Inc.	15,044	925
	Celanese Corp. Class A	8,330	867
	Mosaic Co.	26,147	836
	International Paper Co.	27,386	806
	Eastman Chemical Co.	9,122	703
	Royal Gold Inc.	5,079	629
*	Cleveland-Cliffs Inc.	38,918	540
	Valvoline Inc.	13,153	506
	Olin Corp.	9,376	444
	Southern Copper Corp.	6,625	442
	Hexcel Corp.	6,396	441
*	Univar Solutions Inc.	12,344	440
*	RBC Bearings Inc.	2,157	428
	Alcoa Corp.	13,380	424
	Commercial Metals Co.	8,831	378
	US Steel Corp.	17,081	357
	UFP Industries Inc.	4,560	356
	Ashland Inc.	3,973	337
	Timken Co.	4,660	333
	Huntsman Corp.	13,749	327
	Mueller Industries Inc.	4,237	315
	Element Solutions Inc.	17,166	308
	Balchem Corp.	2,461	304
	Chemours Co.	11,218	297
*	Livent Corp.	12,424	286
	Cabot Corp.	4,162	285
	Westlake Corp.	2,537	264

		Shares	Market Value ($000)
	Avient Corp.	6,706	245
	SSR Mining Inc. (XTSE)	16,060	237
	Hecla Mining Co.	42,836	228
	Boise Cascade Co.	3,085	222
	Sensient Technologies Corp.	3,057	220
*	Arconic Corp.	7,445	215
	Quaker Chemical Corp.	1,043	198
	Scotts Miracle-Gro Co.	3,006	190
	NewMarket Corp.	448	175
	Innospec Inc.	1,777	164
	Carpenter Technology Corp.	3,554	162
	Materion Corp.	1,525	153
*	MP Materials Corp.	7,120	148
	Stepan Co.	1,534	141
*	Constellium SE Class A	9,274	138
	Worthington Industries Inc.	2,352	132
	Minerals Technologies Inc.	2,324	129
*	Ingevity Corp.	2,710	128
	Orion Engineered Carbons SA	4,827	112
	Sylvamo Corp.	2,757	109
*	Novagold Resources Inc.	19,228	99
	Compass Minerals International Inc.	2,839	90
	Tronox Holdings plc Class A	8,495	90
*	Energy Fuels Inc.	12,828	75
*,1	Uranium Energy Corp.	29,032	75
*,1	Piedmont Lithium Inc.	1,369	75
	Hawkins Inc.	1,572	74
*	US Silica Holdings Inc.	6,188	70
	AdvanSix Inc.	2,031	67
*	Coeur Mining Inc.	22,450	67
	Kaiser Aluminum Corp.	1,111	67
	Mativ Holdings Inc.	4,355	66
*	Ecovyst Inc.	6,591	66
	GrafTech International Ltd.	13,225	57
*	TimkenSteel Corp.	3,374	57
*	LSB Industries Inc.	6,019	56
	Ryerson Holding Corp.	1,537	52
	Schnitzer Steel Industries Inc. Class A	1,895	52
*	Perimeter Solutions SA	9,322	51
	Koppers Holdings Inc.	1,624	47
*,1	Ivanhoe Electric Inc.	3,684	46
	Haynes International Inc.	1,009	44
	American Vanguard Corp.	2,214	38
*	Clearwater Paper Corp.	1,198	36
	Olympic Steel Inc.	818	34
*,1	Origin Materials Inc.	7,576	32
*	Century Aluminum Co.	3,960	31
	Omega Flex Inc.	270	28
*	Northwest Pipe Co.	774	21
	FutureFuel Corp.	2,409	20
*	Dakota Gold Corp.	5,321	18
*,1	Ur-Energy Inc.	18,996	17
*	Rayonier Advanced Materials Inc.	4,611	16
	Tredegar Corp.	2,137	15
*	Intrepid Potash Inc.	844	15
*	Alto Ingredients Inc.	6,784	14
	Glatfelter Corp.	4,440	13
*,1	Amyris Inc.	13,974	12

		Shares	Market Value ($000)
*,1	5e Advanced Materials Inc.	3,442	10
*	Unifi Inc.	686	5
	Valhi Inc.	130	2
			62,017
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	682,863	82,340
*	Tesla Inc.	198,570	40,494
	Home Depot Inc.	78,279	22,188
	Costco Wholesale Corp.	34,015	17,401
	McDonald's Corp.	56,768	16,185
	Walmart Inc.	109,180	16,035
*	Netflix Inc.	33,632	13,292
*	Walt Disney Co.	140,001	12,315
	NIKE Inc. Class B	92,440	9,730
	Lowe's Cos. Inc.	46,477	9,348
	Starbucks Corp.	88,083	8,600
*	Booking Holdings Inc.	2,980	7,476
	TJX Cos. Inc.	89,128	6,844
*	Uber Technologies Inc.	147,441	5,592
*	Activision Blizzard Inc.	59,606	4,780
	Target Corp.	35,615	4,663
*	Chipotle Mexican Grill Inc. Class A	2,111	4,383
*	O'Reilly Automotive Inc.	4,759	4,299
	Ford Motor Co.	302,913	3,635
	Dollar General Corp.	17,325	3,484
	General Motors Co.	106,827	3,462
*	AutoZone Inc.	1,440	3,437
	Marriott International Inc. Class A	20,377	3,419
	Estee Lauder Cos. Inc. Class A	17,626	3,244
*	Airbnb Inc. Class A	28,824	3,164
*	Copart Inc.	32,718	2,866
*	Lululemon Athletica Inc.	8,579	2,848
	Yum! Brands Inc.	21,622	2,783
	Hilton Worldwide Holdings Inc.	20,158	2,744
	Ross Stores Inc.	26,181	2,713
	Electronic Arts Inc.	20,955	2,682
	DR Horton Inc.	24,172	2,583
*	Trade Desk Inc. Class A	33,711	2,362
*	Dollar Tree Inc.	16,044	2,164
	Lennar Corp. Class A	19,175	2,054
*	Warner Bros Discovery Inc.	181,299	2,045
*	Aptiv plc	20,768	1,829
	Tractor Supply Co.	8,485	1,778
*	Delta Air Lines Inc.	48,851	1,775
	eBay Inc.	41,709	1,774
*	Take-Two Interactive Software Inc.	12,688	1,748
*	Spotify Technology SA	10,768	1,603
	Genuine Parts Co.	10,670	1,589
*	Ulta Beauty Inc.	3,869	1,586
	Darden Restaurants Inc.	9,436	1,496
*	Roblox Corp. Class A	34,371	1,439
*	Las Vegas Sands Corp.	25,388	1,400
*	Royal Caribbean Cruises Ltd.	16,954	1,373
	Southwest Airlines Co.	45,588	1,362
	Omnicom Group Inc.	15,384	1,357
*	NVR Inc.	225	1,250
	Garmin Ltd.	11,828	1,220
*	United Airlines Holdings Inc.	25,116	1,192

		Shares	Market Value ($000)
	PulteGroup Inc.	17,539	1,159
	Interpublic Group of Cos. Inc.	29,851	1,110
	Best Buy Co. Inc.	15,080	1,096
*	Expedia Group Inc.	11,341	1,085
*	Liberty Media Corp.-Liberty Formula One Class C	14,932	1,051
	LKQ Corp.	19,299	1,018
*	Deckers Outdoor Corp.	2,027	963
*	Live Nation Entertainment Inc.	11,952	955
	MGM Resorts International	24,138	948
	Pool Corp.	2,906	919
*	CarMax Inc.	12,017	868
*	Carnival Corp.	73,932	830
	BorgWarner Inc. (XNYS)	18,140	804
	Domino's Pizza Inc.	2,705	784
	Wynn Resorts Ltd.	7,941	784
*	Etsy Inc.	9,514	771
*	Burlington Stores Inc.	4,990	751
	Vail Resorts Inc.	3,068	746
	Churchill Downs Inc.	5,484	745
	Service Corp. International	11,435	727
*	American Airlines Group Inc.	49,152	726
	Tapestry Inc.	18,116	725
*	Five Below Inc.	4,158	717
*	Floor & Decor Holdings Inc. Class A	7,857	717
	Aramark	18,043	712
	Rollins Inc.	17,785	699
*	BJ's Wholesale Club Holdings Inc.	10,256	643
	Fox Corp. Class A	20,487	639
*	Caesars Entertainment Inc.	15,584	639
*	DraftKings Inc. Class A	26,901	628
[1]	Paramount Global Inc. Class B	40,669	619
	Bath & Body Works Inc.	17,494	617
	Hasbro Inc.	10,101	600
*	Rivian Automotive Inc. Class A	39,303	579
	Toll Brothers Inc.	8,502	576
	Williams-Sonoma Inc.	5,063	575
	News Corp. Class A	31,333	574
	Texas Roadhouse Inc. Class A	5,196	561
	Lear Corp.	4,497	552
*	Skechers USA Inc. Class A	10,183	523
	Whirlpool Corp.	4,044	523
*	Crocs Inc.	4,598	516
	Dick's Sporting Goods Inc.	4,050	516
*,1	GameStop Corp. Class A	20,180	485
	Gentex Corp.	18,305	481
	Lithia Motors Inc. Class A	2,043	477
*	Norwegian Cruise Line Holdings Ltd.	31,556	469
*	Mattel Inc.	26,906	468
*	SiteOne Landscape Supply Inc.	3,382	466
	VF Corp.	26,695	460
	Polaris Inc.	4,218	454
	Tempur Sealy International Inc.	12,704	453
	Wingstop Inc.	2,265	452
	Wyndham Hotels & Resorts Inc.	6,614	451
	New York Times Co. Class A	12,450	441
*	Alaska Air Group Inc.	9,544	429
	Nexstar Media Group Inc. Class A	2,831	427
	Murphy USA Inc.	1,515	419

		Shares	Market Value ($000)
*	Light & Wonder Inc.	7,034	410
	PVH Corp.	4,746	408
*	Planet Fitness Inc. Class A	6,371	407
[1]	Hyatt Hotels Corp. Class A	3,621	389
*	elf Beauty Inc.	3,650	380
	Fox Corp. Class B	12,816	374
	Boyd Gaming Corp.	5,820	371
*	Bright Horizons Family Solutions Inc.	4,322	370
*	Asbury Automotive Group Inc.	1,674	350
	Marriott Vacations Worldwide Corp.	2,844	350
	H&R Block Inc.	11,633	347
*	Taylor Morrison Home Corp. Class A	8,069	342
*	RH	1,382	339
*	AutoNation Inc.	2,582	338
*,1	Lucid Group Inc.	43,515	338
	World Wrestling Entertainment Inc. Class A	3,330	337
	Advance Auto Parts Inc.	4,530	330
	Ralph Lauren Corp. Class A	3,099	329
*	Avis Budget Group Inc.	1,948	327
*	Capri Holdings Ltd.	9,317	327
*	Liberty Media Corp.- Liberty SiriusXM Class C	11,512	322
	Meritage Homes Corp.	2,794	322
	Harley-Davidson Inc.	10,182	317
	Thor Industries Inc.	4,050	317
	Leggett & Platt Inc.	10,052	306
*	Coty Inc. Class A	27,471	298
*	Goodyear Tire & Rubber Co.	21,705	298
*	Penn Entertainment Inc.	11,643	292
	Wendy's Co.	13,275	292
*	Fox Factory Holding Corp.	3,199	284
	Choice Hotels International Inc.	2,488	282
*	Hilton Grand Vacations Inc.	6,602	282
	Macy's Inc.	20,602	280
	Academy Sports & Outdoors Inc.	5,721	280
*	Duolingo Inc.	1,851	277
	Penske Automotive Group Inc.	1,997	276
*	Visteon Corp.	2,059	275
	RB Global Inc.	5,281	275
*	Ollie's Bargain Outlet Holdings Inc.	4,845	267
	TEGNA Inc.	16,977	263
	U-Haul Holding Co.	5,603	259
	KB Home	5,887	255
	Madison Square Garden Sports Corp.	1,414	250
*,1	Wayfair Inc. Class A	6,144	248
	Group 1 Automotive Inc.	1,105	247
*	YETI Holdings Inc.	6,703	245
*	Skyline Champion Corp.	4,151	241
*	Grand Canyon Education Inc.	2,258	237
*	Adient plc	7,044	237
	Newell Brands Inc.	28,353	236
[1]	Copa Holdings SA Class A	2,246	236
*	Lyft Inc. Class A	25,537	230
*	Tri Pointe Homes Inc.	7,830	229
*	Hertz Global Holdings Inc.	14,476	227
	Travel & Leisure Co.	6,125	223
	Columbia Sportswear Co.	2,891	213
	Signet Jewelers Ltd.	3,327	211
[1]	Sirius XM Holdings Inc.	55,876	199

		Shares	Market Value ($000)
	LCI Industries	1,828	198
*	frontdoor Inc.	6,371	196
*	Shake Shack Inc. Class A	2,889	191
	International Game Technology plc	7,677	188
*,1	AMC Entertainment Holdings Inc. Class A	40,566	183
	Carter's Inc.	2,923	182
*	LGI Homes Inc.	1,597	182
	MDC Holdings Inc.	4,467	180
	Red Rock Resorts Inc. Class A	3,905	178
*	Topgolf Callaway Brands Corp.	10,379	177
	Steven Madden Ltd.	5,630	176
*	SeaWorld Entertainment Inc.	3,131	175
*	Helen of Troy Ltd.	1,810	174
	Papa John's International Inc.	2,470	173
*	Cavco Industries Inc.	677	169
	Cracker Barrel Old Country Store Inc.	1,725	169
*	Dorman Products Inc.	2,044	168
*	Liberty Media Corp.- Liberty SiriusXM Class A	5,929	166
	Inter Parfums Inc.	1,311	165
*	Peloton Interactive Inc. Class A	22,668	165
*	Boot Barn Holdings Inc.	2,345	159
	Kontoor Brands Inc.	4,049	159
*	ACV Auctions Inc. Class A	9,341	159
*	JetBlue Airways Corp.	23,114	158
	Rush Enterprises Inc. Class A	3,005	157
*	Urban Outfitters Inc.	5,079	157
*	National Vision Holdings Inc.	6,124	155
	Bloomin' Brands Inc.	6,382	152
	Foot Locker Inc.	6,001	152
	Graham Holdings Co. Class B	264	149
	Kohl's Corp.	8,020	147
*	Adtalem Global Education Inc.	3,488	145
*	M/I Homes Inc.	2,038	144
*	Sonos Inc.	9,937	144
	Jack in the Box Inc.	1,642	142
	PriceSmart Inc.	1,942	141
*	Liberty Media Corp.- Liberty Braves Class C	3,807	140
*	Gentherm Inc.	2,509	138
*	Six Flags Entertainment Corp.	5,398	138
	Century Communities Inc.	2,137	136
*	Liberty Media Corp.- Liberty Formula One Class A	2,153	136
	Strategic Education Inc.	1,713	135
*	Stride Inc.	3,352	135
*,1	Luminar Technologies Inc. Class A	19,773	135
	Winnebago Industries Inc.	2,399	133
	Laureate Education Inc.	10,891	132
[1]	Nordstrom Inc.	8,623	132
*,1	QuantumScape Corp. Class A	20,290	132
	News Corp. Class B	7,106	131
	Dana Inc.	10,001	129
*	ODP Corp.	3,222	129
*	Knowles Corp.	7,145	128
*	Leslie's Inc.	13,458	128
*	Victoria's Secret & Co.	6,262	128
*	Brinker International Inc.	3,459	127
*	PROG Holdings Inc.	3,854	126
*	TripAdvisor Inc.	8,056	125
	Spirit Airlines Inc.	8,141	124

		Shares	Market Value ($000)
	John Wiley & Sons Inc. Class A	3,444	124
	Cheesecake Factory Inc.	3,922	123
*	Cinemark Holdings Inc.	7,687	123
*	Abercrombie & Fitch Co. Class A	3,945	122
*	Allegiant Travel Co.	1,256	122
*	Vista Outdoor Inc.	4,597	122
	American Eagle Outfitters Inc.	11,929	121
	Gap Inc.	15,115	121
	Oxford Industries Inc.	1,204	120
	Upbound Group Inc.	3,995	120
*	OPENLANE Inc.	7,928	119
*	SkyWest Inc.	3,985	119
*	Driven Brands Holdings Inc.	4,728	117
	Lennar Corp. Class B	1,223	116
*	Coursera Inc.	9,095	115
*,1	Carvana Co. Class A	8,817	114
	Acushnet Holdings Corp.	2,523	113
*	XPEL Inc.	1,638	113
	Hanesbrands Inc.	26,515	109
*	Under Armour Inc. Class C	16,258	107
	Monro Inc.	2,494	103
*	Dave & Buster's Entertainment Inc.	3,076	99
*	Everi Holdings Inc.	6,983	97
	Scholastic Corp.	2,252	96
*	Green Brick Partners Inc.	1,975	95
*	Cars.com Inc.	5,060	89
*	Under Armour Inc. Class A	12,274	89
*,1	Fisker Inc.	14,036	88
*	Chegg Inc.	9,665	87
	Dillard's Inc. Class A	315	87
	HNI Corp.	3,428	87
*	Malibu Boats Inc. Class A	1,666	87
	Matthews International Corp. Class A	2,272	87
*	Sally Beauty Holdings Inc.	7,593	86
*	Figs Inc. Class A	10,471	86
	Camping World Holdings Inc. Class A	3,132	84
	Wolverine World Wide Inc.	6,309	84
	La-Z-Boy Inc.	3,076	82
*	Lions Gate Entertainment Corp. Class B	8,374	81
[1]	Krispy Kreme Inc.	5,423	81
	MillerKnoll Inc.	5,805	79
*	Sabre Corp.	25,502	79
*	iRobot Corp.	2,048	73
*	Playtika Holding Corp.	7,303	73
	Sturm Ruger & Co. Inc.	1,401	72
*	Sweetgreen Inc. Class A	7,584	72
	Buckle Inc.	2,270	70
*	Central Garden & Pet Co.	1,890	69
	Monarch Casino & Resort Inc.	1,070	69
*	Arlo Technologies Inc.	6,987	68
	U-Haul Holding Co. (XNYS)	1,262	67
	Winmark Corp.	205	67
	Dine Brands Global Inc.	1,098	66
*	PowerSchool Holdings Inc. Class A	3,485	66
*	Golden Entertainment Inc.	1,545	65
*	Corsair Gaming Inc.	3,281	65
*	Life Time Group Holdings Inc.	3,438	65
*	Overstock.com Inc.	3,437	64

		Shares	Market Value ($000)
[1]	Paramount Global Class A	3,635	64
*	Madison Square Garden Entertainment Corp.	1,812	64
*	American Axle & Manufacturing Holdings Inc.	9,194	62
*	Udemy Inc.	6,161	62
	Franchise Group Inc.	2,081	61
*	Integral Ad Science Holding Corp.	3,232	61
*	Imax Corp.	3,450	60
*	Perdoceo Education Corp.	4,895	58
*	Clean Energy Fuels Corp.	14,218	57
*	Central Garden & Pet Co. Class A	1,621	56
*	G-III Apparel Group Ltd.	3,461	56
	Sonic Automotive Inc. Class A	1,354	56
	Standard Motor Products Inc.	1,588	56
*	BJ's Restaurants Inc.	1,783	53
	Ruth's Hospitality Group Inc.	2,432	52
	A-Mark Precious Metals Inc.	1,523	52
*	Sun Country Airlines Holdings Inc.	2,757	52
*	OneSpaWorld Holdings Ltd.	4,854	51
*	Portillo's Inc. Class A	2,531	51
	Ermenegildo Zegna NV	4,483	51
*	Chuy's Holdings Inc.	1,332	49
	Gray Television Inc.	6,907	49
*	Revolve Group Inc.	3,247	49
[1]	Sinclair Broadcast Group Inc. Class A	3,153	49
*	Petco Health & Wellness Co. Inc. Class A	6,467	49
	Arko Corp.	6,770	49
*,1	Mister Car Wash Inc.	5,871	48
	Caleres Inc.	2,636	46
*	MarineMax Inc.	1,616	46
	RCI Hospitality Holdings Inc.	642	46
*	Xponential Fitness Inc. Class A	1,721	46
*	Denny's Corp.	4,043	45
[1]	Guess? Inc.	2,326	45
*	Beazer Homes USA Inc.	2,157	44
	Ethan Allen Interiors Inc.	1,768	44
	Steelcase Inc. Class A	6,706	44
*	Chico's FAS Inc.	9,423	43
*	Accel Entertainment Inc. Class A	4,609	43
*	Sphere Entertainment Co.	1,812	43
*	GoPro Inc. Class A	9,848	41
	Kimball International Inc. Class B	3,300	41
*	Thryv Holdings Inc.	1,768	41
*	America's Car-Mart Inc.	492	40
*	Viad Corp.	1,740	40
*	Bally's Corp.	2,933	40
*	Lions Gate Entertainment Corp. Class A	3,820	39
	Smith & Wesson Brands Inc.	3,140	37
*	Stagwell Inc.	5,921	37
	Hibbett Inc.	1,006	36
*	Master Craft Boat Holdings Inc.	1,340	36
*	Stoneridge Inc.	2,212	36
*	Vizio Holding Corp. Class A	5,559	36
*	Neogames SA	1,301	35
*	QuinStreet Inc.	3,737	34
*	EW Scripps Co. Class A	4,281	34
*	Instructure Holdings Inc.	1,365	34
*,1	Clear Channel Outdoor Holdings Inc.	26,849	33
*,1	Dream Finders Homes Inc. Class A	1,772	33

		Shares	Market Value ($000)
	Interface Inc. Class A	4,598	32
*	Sleep Number Corp.	1,751	32
*	Rover Group Inc. Class A	6,921	32
*	Hawaiian Holdings Inc.	3,880	31
*	Hovnanian Enterprises Inc. Class A	371	31
	Rush Enterprises Inc. Class B	539	31
*	Boston Omaha Corp. Class A	1,587	30
	Haverty Furniture Cos. Inc.	1,132	30
	Movado Group Inc.	1,183	30
*,1	European Wax Center Inc. Class A	1,711	30
*	Daily Journal Corp.	99	29
	Aaron's Co. Inc.	2,402	29
*	Playstudios Inc.	6,462	29
[1]	Marcus Corp.	1,834	28
	Shoe Carnival Inc.	1,428	28
*	WW International Inc.	4,328	28
*	Liquidity Services Inc.	1,795	27
*	AMC Networks Inc. Class A	2,408	27
	Carriage Services Inc. Class A	1,004	26
*	Lovesac Co.	1,216	26
*,1	Kura Sushi USA Inc. Class A	319	26
*	Funko Inc. Class A	2,050	25
*	Lindblad Expeditions Holdings Inc.	2,687	25
*	2U Inc.	6,188	25
*,1	Bowlero Corp.	2,215	25
*	iHeartMedia Inc. Class A	10,211	24
*	Gannett Co. Inc.	10,957	24
*	OneWater Marine Inc. Class A	854	24
	Alta Equipment Group Inc.	1,790	24
*	Frontier Group Holdings Inc.	2,927	24
	Designer Brands Inc. Class A	3,632	23
	Johnson Outdoors Inc. Class A	413	23
*	Vuzix Corp.	4,507	23
*	Inspired Entertainment Inc.	1,641	23
*	Qurate Retail Inc. Series A	26,747	22
*	Stitch Fix Inc. Class A	6,173	22
*,1	Blink Charging Co.	3,333	22
	Global Industrial Co.	894	22
*	Quotient Technology Inc.	7,667	21
*	First Watch Restaurant Group Inc.	1,216	21
	Entravision Communications Corp. Class A	4,868	20
*	1-800-Flowers.com Inc. Class A	2,478	20
*	Zumiez Inc.	1,236	20
*	Universal Technical Institute Inc.	3,031	20
	Build-A-Bear Workshop Inc.	1,109	20
*	Full House Resorts Inc.	2,807	20
	Bluegreen Vacations Holding Class A	712	20
*	Destination XL Group Inc.	4,651	19
	Clarus Corp.	2,124	18
	El Pollo Loco Holdings Inc.	1,948	18
*	Genesco Inc.	1,018	18
*	Selectquote Inc.	10,832	17
*	Century Casinos Inc.	2,301	16
*	Eastman Kodak Co.	3,188	16
[1]	Purple Innovation Inc. Class A	4,588	16
*	CarParts.com Inc.	3,721	16
*,1	Children's Place Inc.	1,008	15
*	Legacy Housing Corp.	798	15

		Shares	Market Value ($000)
*	Sportsman's Warehouse Holdings Inc.	3,203	15
*	Rush Street Interactive Inc.	5,041	15
*	Outbrain Inc.	3,144	15
[1]	Big 5 Sporting Goods Corp.	1,913	14
*,1	Cardlytics Inc.	2,612	14
*,1	Canoo Inc.	24,568	14
*	ONE Group Hospitality Inc.	1,914	14
*	Noodles & Co. Class A	3,848	13
	Rocky Brands Inc.	692	13
*	ThredUP Inc. Class A	6,224	13
*	Nerdy Inc.	5,061	13
[1]	Big Lots Inc.	2,396	12
*,1	RealReal Inc.	9,139	12
*	AMMO Inc.	6,813	12
*	Traeger Inc.	3,150	12
*	ContextLogic Inc. Class A	1,765	12
*	Citi Trends Inc.	741	11
*	LL Flooring Holdings Inc.	2,495	11
*,1	BARK Inc.	10,841	11
*	Holley Inc.	3,560	11
*	Tile Shop Holdings Inc.	1,892	10
*,1	Snap One Holdings Corp.	1,146	10
*,1	Faraday Future Intelligent Electric Inc.	40,599	10
*	Rent the Runway Inc. Class A	4,783	10
*,1	Sonder Holdings Inc.	14,353	10
	Cato Corp. Class A	1,059	9
*	Fossil Group Inc.	4,602	9
*	Motorcar Parts of America Inc.	1,559	9
*	Tilly's Inc. Class A	1,108	9
*	Universal Electronics Inc.	1,057	9
*	Latham Group Inc.	2,536	9
*,1	Solo Brands Inc. Class A	2,268	9
*,1	Allbirds Inc. Class A	7,898	9
*	American Public Education Inc.	1,653	8
*	Biglari Holdings Inc. Class B	37	8
*	Turtle Beach Corp.	677	8
	Weyco Group Inc.	309	8
*	Urban One Inc.	1,235	7
*	Reservoir Media Inc.	1,024	7
*	RumbleON Inc. Class B	514	6
*,1	Vacasa Inc. Class A	8,311	6
*	Gambling.com Group Ltd.	588	6
	Marine Products Corp.	357	5
*	Landsea Homes Corp.	645	5
*	Conn's Inc.	928	4
*	Container Store Group Inc.	1,541	4
*	Duluth Holdings Inc. Class B	760	4
*	Lands' End Inc.	694	4
	Superior Group of Cos. Inc.	500	4
*	Wheels Up Experience Inc.	15,447	4
*	Cumulus Media Inc. Class A	916	3
*,1	Tupperware Brands Corp.	3,418	3
*,1	Cenntro Electric Group Ltd.	9,197	3
*,1	Lordstown Motors Corp. Class A	1,010	3
*	Aterian Inc.	3,341	2
*	F45 Training Holdings Inc.	2,210	2
*,1	Focus Universal Inc.	1,332	2
*,1	Mullen Automotive Inc.	3,245	2

		Shares	Market Value ($000)
*	Torrid Holdings Inc.	617	1
			438,585
Consumer Staples (5.2%)
	Procter & Gamble Co.	181,417	25,852
	PepsiCo Inc.	106,195	19,365
	Coca-Cola Co.	299,886	17,891
	Philip Morris International Inc.	119,074	10,718
	Mondelez International Inc. Class A	104,750	7,690
	CVS Health Corp.	98,670	6,712
	Altria Group Inc.	137,849	6,123
	Colgate-Palmolive Co.	63,722	4,740
	McKesson Corp.	10,518	4,111
	General Mills Inc.	45,306	3,813
	Kimberly-Clark Corp.	25,939	3,483
*	Monster Beverage Corp.	56,278	3,299
	Archer-Daniels-Midland Co.	41,999	2,967
	Corteva Inc.	54,925	2,938
	Hershey Co.	11,208	2,911
	Constellation Brands Inc. Class A	11,663	2,834
	Sysco Corp.	39,011	2,729
	Kroger Co.	50,350	2,282
	AmerisourceBergen Corp.	12,536	2,133
	Kraft Heinz Co.	53,765	2,055
	Keurig Dr Pepper Inc.	65,958	2,053
	Church & Dwight Co. Inc.	18,491	1,709
	Walgreens Boots Alliance Inc.	55,236	1,677
	McCormick & Co. Inc.	19,285	1,653
	Clorox Co.	9,386	1,485
	Kellogg Co.	19,524	1,304
	Conagra Brands Inc.	35,971	1,254
	Lamb Weston Holdings Inc.	11,091	1,233
	J M Smucker Co.	7,959	1,167
	Tyson Foods Inc. Class A	21,412	1,084
	Bunge Ltd.	10,648	986
	Hormel Foods Corp.	21,962	840
	Molson Coors Beverage Co. Class B	13,359	826
*	Darling Ingredients Inc.	12,222	775
	Brown-Forman Corp. Class B	12,435	768
	Campbell Soup Co.	14,833	750
*	US Foods Holding Corp.	16,521	657
*	Performance Food Group Co.	11,649	644
	Casey's General Stores Inc.	2,825	637
*	Celsius Holdings Inc.	4,180	525
	Ingredion Inc.	4,982	521
*	BellRing Brands Inc.	10,383	380
	Albertsons Cos. Inc. Class A	18,276	372
	Flowers Foods Inc.	14,143	353
*	Post Holdings Inc.	4,112	349
	Brown-Forman Corp. Class A	5,092	320
	Lancaster Colony Corp.	1,498	294
*	Sprouts Farmers Market Inc.	8,150	282
*	Boston Beer Co. Inc. Class A	735	248
*	Hostess Brands Inc. Class A	9,865	245
	Coca-Cola Consolidated Inc.	361	239
*	Simply Good Foods Co.	6,520	236
*	Freshpet Inc.	3,517	210
	Spectrum Brands Holdings Inc.	2,895	209
*	Grocery Outlet Holding Corp.	6,462	186

		Shares	Market Value ($000)
	WD-40 Co.	981	186
	Energizer Holdings Inc.	5,466	178
*	TreeHouse Foods Inc.	3,665	174
	J & J Snack Foods Corp.	1,094	168
	Primo Water Corp.	11,568	149
	Edgewell Personal Care Co.	3,767	147
	Cal-Maine Foods Inc.	2,815	134
	Vector Group Ltd.	11,254	132
	Nu Skin Enterprises Inc. Class A	3,826	128
*	United Natural Foods Inc.	4,491	120
	Reynolds Consumer Products Inc.	4,387	120
	MGP Ingredients Inc.	1,115	106
*	National Beverage Corp.	1,909	94
*	Herbalife Ltd.	7,899	94
	Andersons Inc.	2,246	88
*	Hain Celestial Group Inc.	7,211	88
	Ingles Markets Inc. Class A	1,100	88
*	Chefs' Warehouse Inc.	2,760	86
	Utz Brands Inc.	5,258	86
	Seaboard Corp.	22	84
	Universal Corp.	1,589	82
	Weis Markets Inc.	1,349	80
*	Pilgrim's Pride Corp.	3,555	79
	John B Sanfilippo & Son Inc.	665	77
	B&G Foods Inc.	5,745	74
	Medifast Inc.	885	70
	Fresh Del Monte Produce Inc.	2,582	68
	SpartanNash Co.	2,638	60
*	Beauty Health Co.	7,163	58
*	Vita Coco Co. Inc.	2,170	58
*	Sovos Brands Inc.	2,912	55
*	USANA Health Sciences Inc.	889	54
*,1	Beyond Meat Inc.	5,002	51
*	SunOpta Inc.	7,268	49
	Tootsie Roll Industries Inc.	1,170	46
	Calavo Growers Inc.	1,344	43
*	Duckhorn Portfolio Inc.	3,128	41
*	Mission Produce Inc.	3,184	39
	ACCO Brands Corp.	7,257	35
*	Vital Farms Inc.	2,396	35
*	Olaplex Holdings Inc.	9,814	31
[1]	PetMed Express Inc.	1,610	24
	Turning Point Brands Inc.	1,062	22
*,1	Lifecore Biomedical Inc.	2,453	20
*	GrowGeneration Corp.	4,609	17
	Village Super Market Inc. Class A	770	16
*	Seneca Foods Corp. Class A	320	15
	Alico Inc.	633	15
*	Benson Hill Inc.	12,664	15
*	Brookfield Realty Capital Corp.	2,584	14
*	HF Foods Group Inc.	3,678	13
*	Whole Earth Brands Inc.	4,175	12
*,1	22nd Century Group Inc.	16,342	10
*	Rite Aid Corp.	4,271	8
*	Nature's Sunshine Products Inc.	687	8
*	Honest Co. Inc.	5,172	8
*,1	Veru Inc.	4,660	5
*,1	Local Bounti Corp.	6,599	3

		Shares	Market Value ($000)
*,1	PLBY Group Inc.	1,450	2
*	Vintage Wine Estates Inc.	1,643	2
*	AppHarvest Inc.	3,250	1
			164,982
Energy (4.4%)
	Exxon Mobil Corp.	316,560	32,346
	Chevron Corp.	148,567	22,377
	ConocoPhillips	94,058	9,340
	EOG Resources Inc.	44,927	4,820
	Schlumberger NV	108,378	4,642
	Marathon Petroleum Corp.	34,782	3,649
	Pioneer Natural Resources Co.	18,267	3,643
	Occidental Petroleum Corp.	60,956	3,515
	Phillips 66	35,750	3,275
	Valero Energy Corp.	29,522	3,160
	Hess Corp.	21,629	2,740
	Williams Cos. Inc.	93,603	2,683
	Cheniere Energy Inc.	19,103	2,670
	Kinder Morgan Inc.	152,765	2,461
	Devon Energy Corp.	49,982	2,304
	Baker Hughes Co. Class A	72,365	1,972
	Halliburton Co.	68,614	1,966
	ONEOK Inc.	34,188	1,937
	Diamondback Energy Inc.	13,757	1,749
*	Enphase Energy Inc.	10,055	1,748
*	First Solar Inc.	8,164	1,657
	Coterra Energy Inc.	60,366	1,404
	Targa Resources Corp.	17,407	1,185
	Marathon Oil Corp.	48,320	1,071
	EQT Corp.	28,111	977
	APA Corp.	24,628	783
	Chesapeake Energy Corp.	9,301	700
	Ovintiv Inc. (XNYS)	18,789	621
	Texas Pacific Land Corp.	432	563
	Range Resources Corp.	17,928	491
	PDC Energy Inc.	6,727	462
	Chord Energy Corp.	3,154	451
*	Antero Resources Corp.	21,487	439
	HF Sinclair Corp.	10,289	426
	NOV Inc.	29,513	415
*	Southwestern Energy Co.	83,739	399
	Murphy Oil Corp.	11,135	387
	ChampionX Corp.	14,998	379
	Matador Resources Co.	8,497	374
	Civitas Resources Inc.	5,571	372
	DTE Midstream LLC	7,585	345
*	Denbury Inc.	3,732	337
*,1	Plug Power Inc.	39,338	327
	PBF Energy Inc. Class A	8,830	325
*	Weatherford International plc	5,436	307
*	Shoals Technologies Group Inc. Class A	11,962	281
*	Valaris Ltd.	4,686	271
	Antero Midstream Corp.	25,772	263
	Magnolia Oil & Gas Corp. Class A	13,492	261
	Equitrans Midstream Corp.	29,751	254
*	Noble Corp. plc	6,597	249
	Arcosa Inc.	3,777	248
	Helmerich & Payne Inc.	8,018	248

		Shares	Market Value ($000)
	SM Energy Co.	9,346	246
*	Array Technologies Inc.	10,992	244
	California Resources Corp.	5,664	213
*	Kosmos Energy Ltd.	34,731	207
*	CNX Resources Corp.	12,385	191
*,1	ChargePoint Holdings Inc.	19,749	191
	Permian resources Corp. Class A	18,076	169
	Peabody Energy Corp.	9,159	166
*	Golar LNG Ltd.	7,968	164
*	Tidewater Inc.	3,557	159
	Alpha Metallurgical Resources Inc.	1,164	157
	Northern Oil and Gas Inc.	5,230	156
	Patterson-UTI Energy Inc.	15,504	151
	Cactus Inc. Class A	4,676	148
	Sitio Royalties Corp. Class A	5,585	142
	CONSOL Energy Inc.	2,592	140
	Warrior Met Coal Inc.	4,181	137
	Liberty Energy Inc. Class A	11,094	130
*	Green Plains Inc.	4,258	123
	Delek US Holdings Inc.	5,441	120
[1]	Arch Resources Inc.	1,134	117
*	Oceaneering International Inc.	7,424	114
*	Expro Group Holdings NV	6,898	114
*	Callon Petroleum Co.	3,683	113
*	NexTier Oilfield Solutions Inc.	14,567	110
*	Borr Drilling Ltd.	15,398	105
	New Fortress Energy Inc.	3,941	104
*	Ameresco Inc. Class A	2,399	103
	World Fuel Services Corp.	4,491	103
	Archrock Inc.	10,690	96
*	NEXTracker Inc. Class A	2,419	93
*	Gulfport Energy Corp.	935	91
*	Diamond Offshore Drilling Inc.	6,991	77
*	Par Pacific Holdings Inc.	3,537	75
*	NOW Inc.	8,352	74
*	Helix Energy Solutions Group Inc.	11,624	73
*	Fluence Energy Inc.	2,913	72
*,1	FuelCell Energy Inc.	32,442	69
*	Talos Energy Inc.	5,544	68
*,1	SunPower Corp.	6,252	66
*,1	Stem Inc.	11,891	66
[1]	Comstock Resources Inc.	6,882	64
*	Nabors Industries Ltd. (XNYS)	735	62
*	Dril-Quip Inc.	2,619	59
*	MRC Global Inc.	6,779	59
*	Vital Energy Inc.	1,299	54
	Ranger Oil Corp. Class A	1,437	53
	CVR Energy Inc.	2,231	52
*,1	Tellurian Inc.	38,736	47
*	ProPetro Holding Corp.	6,606	44
*	Bristow Group Inc.	1,775	43
	Vitesse Energy Inc.	1,864	43
*	REX American Resources Corp.	1,227	40
	SunCoke Energy Inc.	5,857	40
	Select Energy Services Inc.	5,314	39
	RPC Inc.	5,713	38
[1]	Kinetik Holdings Inc. Class A	1,169	38
*,1	Earthstone Energy Inc. Class A	3,116	37

		Shares	Market Value ($000)
	Berry Corp.	5,666	36
*	Montauk Renewables Inc.	5,242	36
	VAALCO Energy Inc.	8,644	33
	SandRidge Energy Inc.	2,266	31
*	TPI Composites Inc.	2,947	31
*	Oil States International Inc.	4,787	30
	Riley Exploration Permian Inc.	911	30
[1]	Crescent Energy Inc. Class A	3,082	29
*	W&T Offshore Inc.	7,294	28
*	Centrus Energy Corp. Class A	888	26
*	DMC Global Inc.	1,489	24
*	Newpark Resources Inc.	6,907	24
*	TETRA Technologies Inc.	9,139	24
*	Amplify Energy Corp.	3,269	22
	Enviva Inc.	2,505	22
*	SilverBow Resources Inc.	884	21
	Solaris Oilfield Infrastructure Inc. Class A	2,676	20
*	EVgo Inc.	5,085	20
*,1	Solid Power Inc.	9,314	20
*,1	Gevo Inc.	14,728	19
*,1	ProFrac Holding Corp. Class A	1,689	19
*,1	NextDecade Corp.	2,878	16
*	Energy Vault Holdings Inc.	7,719	16
*,1	Ring Energy Inc.	8,850	15
	Ramaco Resources Inc.	1,936	14
*,1	Empire Petroleum Corp.	1,016	10
	HighPeak Energy Inc.	644	8
*,1	Aemetis Inc.	1,528	7
	NACCO Industries Inc. Class A	206	6
*	FTC Solar Inc.	2,141	6
*,1	ESS Tech Inc.	4,038	5
	Atlas Energy Solutions Inc. Class A	244	4
			136,990
Financials (10.1%)
*	Berkshire Hathaway Inc. Class B	138,606	44,504
	JPMorgan Chase & Co.	224,097	30,412
	Bank of America Corp.	539,763	15,000
	Wells Fargo & Co.	294,823	11,737
	S&P Global Inc.	24,718	9,082
	Goldman Sachs Group Inc.	25,191	8,159
	Morgan Stanley	94,707	7,743
	BlackRock Inc.	11,392	7,491
	Citigroup Inc.	148,768	6,593
	Marsh & McLennan Cos. Inc.	38,050	6,590
	Charles Schwab Corp.	116,792	6,154
	Chubb Ltd.	31,924	5,931
	Progressive Corp.	44,850	5,737
	CME Group Inc.	27,545	4,924
	Aon plc Class A (XNYS)	15,728	4,849
	Blackstone Inc.	54,536	4,670
	Intercontinental Exchange Inc.	42,404	4,493
	Moody's Corp.	12,279	3,891
	PNC Financial Services Group Inc.	30,982	3,589
	Arthur J Gallagher & Co.	15,986	3,202
	US Bancorp	106,394	3,181
	Truist Financial Corp.	102,289	3,117
	Travelers Cos. Inc.	17,980	3,043
	American International Group Inc.	57,091	3,016

		Shares	Market Value ($000)
	Aflac Inc.	46,815	3,006
	MSCI Inc. Class A	5,966	2,807
	MetLife Inc.	50,766	2,515
	Apollo Global Management Inc.	37,223	2,488
	Ameriprise Financial Inc.	8,074	2,410
	Bank of New York Mellon Corp.	56,401	2,267
	KKR & Co. Inc.	44,008	2,266
	Prudential Financial Inc.	28,375	2,233
	Allstate Corp.	20,337	2,206
	Discover Financial Services	20,506	2,107
*	Arch Capital Group Ltd.	27,204	1,896
	State Street Corp.	26,800	1,823
	T Rowe Price Group Inc.	16,910	1,812
	Willis Towers Watson plc	8,267	1,809
	Hartford Financial Services Group Inc.	24,441	1,675
	M&T Bank Corp.	13,249	1,579
	Nasdaq Inc.	26,418	1,462
	Raymond James Financial Inc.	14,960	1,352
*	Markel Group Inc.	1,004	1,320
	Broadridge Financial Solutions Inc.	8,974	1,317
	Fifth Third Bancorp	52,677	1,278
	Regions Financial Corp.	71,460	1,234
	Principal Financial Group Inc.	18,593	1,217
	LPL Financial Holdings Inc.	6,118	1,192
	Huntington Bancshares Inc.	110,935	1,144
	Brown & Brown Inc.	18,267	1,139
	Northern Trust Corp.	15,816	1,137
	FactSet Research Systems Inc.	2,927	1,127
	Cincinnati Financial Corp.	11,664	1,126
	Everest Re Group Ltd.	3,258	1,108
	Cboe Global Markets Inc.	8,155	1,080
	First Citizens BancShares Inc. Class A	839	1,046
	Ares Management Corp. Class A	11,656	1,015
	Citizens Financial Group Inc.	37,443	965
	W R Berkley Corp.	15,757	877
	Loews Corp.	14,939	837
	MarketAxess Holdings Inc.	2,867	781
*	Coinbase Global Inc. Class A	12,276	764
	Reinsurance Group of America Inc.	5,100	714
	Globe Life Inc.	6,901	712
	RenaissanceRe Holdings Ltd.	3,778	712
	Equitable Holdings Inc.	28,077	689
	Fidelity National Financial Inc.	20,131	687
	Annaly Capital Management Inc.	35,753	675
	KeyCorp	70,830	662
	Unum Group	15,141	658
	Ally Financial Inc.	22,690	605
	American Financial Group Inc.	5,135	577
	Tradeweb Markets Inc. Class A	8,261	553
	Interactive Brokers Group Inc. Class A	7,116	550
	New York Community Bancorp Inc.	52,633	541
	Old Republic International Corp.	21,818	534
	Franklin Resources Inc.	21,863	525
	East West Bancorp Inc.	10,793	516
	Primerica Inc.	2,803	510
	Kinsale Capital Group Inc.	1,668	505
	Voya Financial Inc.	7,344	498
	Assurant Inc.	4,117	494

		Shares	Market Value ($000)
	Webster Financial Corp.	13,252	471
	Jefferies Financial Group Inc.	15,063	453
	SEI Investments Co.	7,948	450
	Cullen/Frost Bankers Inc.	4,448	446
	Selective Insurance Group Inc.	4,531	438
	Carlyle Group Inc.	15,799	433
	Stifel Financial Corp.	7,707	428
	First American Financial Corp.	7,682	422
	Commerce Bancshares Inc.	8,784	421
	First Horizon Corp.	40,693	420
*	SoFi Technologies Inc.	60,323	419
	Affiliated Managers Group Inc.	2,966	413
	Erie Indemnity Co. Class A	1,911	409
	Invesco Ltd.	28,230	406
	AGNC Investment Corp.	43,185	397
[1]	Starwood Property Trust Inc.	22,523	395
*	Robinhood Markets Inc. Class A	43,213	385
	Prosperity Bancshares Inc.	6,722	384
	Morningstar Inc.	1,866	382
	RLI Corp.	2,959	366
	Comerica Inc.	10,036	362
	Essent Group Ltd.	8,117	359
	SouthState Corp.	5,675	355
	MGIC Investment Corp.	22,822	345
	Blue Owl Capital Inc. Class A	32,640	335
	Houlihan Lokey Inc. Class A	3,797	332
	OneMain Holdings Inc.	8,740	331
	Popular Inc.	5,560	318
	Columbia Banking System Inc.	15,688	314
	Home BancShares Inc.	14,557	313
	Zions Bancorp NA	11,388	311
	FNB Corp.	28,047	308
	United Bankshares Inc.	10,461	308
	Axis Capital Holdings Ltd.	5,886	305
	Hanover Insurance Group Inc.	2,721	303
	Radian Group Inc.	11,830	302
	Synovus Financial Corp.	11,156	302
	Bank OZK	8,662	300
	Evercore Inc. Class A	2,767	299
	Wintrust Financial Corp.	4,642	295
	FirstCash Holdings Inc.	2,944	290
	Old National Bancorp	23,204	288
	Pinnacle Financial Partners Inc.	5,730	279
	Lincoln National Corp.	13,107	274
	SLM Corp.	17,764	271
	Western Alliance Bancorp	7,989	271
	Janus Henderson Group plc	10,325	271
	Rithm Capital Corp.	32,912	268
	White Mountains Insurance Group Ltd.	198	268
	First Financial Bankshares Inc.	10,248	265
*	Ryan Specialty Holdings Inc.	6,455	263
	Cadence Bank	14,313	257
[1]	Blackstone Mortgage Trust Inc. Class A	13,473	245
	Glacier Bancorp Inc.	8,478	244
	Valley National Bancorp	33,095	244
*	Mr Cooper Group Inc.	5,253	243
*	Focus Financial Partners Inc. Class A	4,566	238
	Hancock Whitney Corp.	6,397	234

		Shares	Market Value ($000)
*	Credit Acceptance Corp.	515	230
	Federated Hermes Inc.	6,605	227
	Assured Guaranty Ltd.	4,160	215
	American Equity Investment Life Holding Co.	5,432	214
*	Genworth Financial Inc. Class A	38,820	208
	Kemper Corp.	4,702	204
	Community Bank System Inc.	4,100	203
*	Brighthouse Financial Inc.	5,002	201
	UMB Financial Corp.	3,449	195
*	Enstar Group Ltd.	812	191
	BOK Financial Corp.	2,301	187
	Moelis & Co. Class A	4,827	183
	United Community Banks Inc.	8,076	183
	Lazard Ltd. Class A	6,372	183
	CNO Financial Group Inc.	8,279	180
	Hamilton Lane Inc. Class A	2,625	178
	Associated Banc-Corp.	11,604	172
	Piper Sandler Cos.	1,349	172
	International Bancshares Corp.	3,976	170
*	Texas Capital Bancshares Inc.	3,551	168
[1]	Arbor Realty Trust Inc.	13,099	165
	First Hawaiian Inc.	10,007	165
*	NMI Holdings Inc. Class A	6,471	163
	Jackson Financial Inc. Class A	5,806	161
	Ameris Bancorp	5,057	160
	WSFS Financial Corp.	4,790	160
*	Axos Financial Inc.	4,195	159
	Walker & Dunlop Inc.	2,179	159
	First BanCorp (XNYS)	13,931	155
	Independent Bank Corp. (XNGS)	3,508	155
*,1	Upstart Holdings Inc.	5,708	155
	Simmons First National Corp. Class A	9,466	154
	Cathay General Bancorp	5,176	151
	First Interstate BancSystem Inc. Class A	6,849	151
	ServisFirst Bancshares Inc.	3,742	151
	Artisan Partners Asset Management Inc. Class A	4,648	149
*	Riot Platforms Inc.	12,127	146
	Atlantic Union Bankshares Corp.	5,555	142
	Fulton Financial Corp.	12,701	142
	Pacific Premier Bancorp Inc.	7,319	138
	Eastern Bankshares Inc.	12,224	133
*	Bancorp Inc.	4,267	132
	BancFirst Corp.	1,533	130
	First Financial Bancorp	6,773	128
	PJT Partners Inc. Class A	1,873	126
	Navient Corp.	8,265	125
	CVB Financial Corp.	10,334	124
	Virtu Financial Inc. Class A	6,941	122
	Washington Federal Inc.	4,709	122
	Bank of Hawaii Corp.	3,034	119
	BankUnited Inc.	6,183	117
*	Enova International Inc.	2,508	117
	PennyMac Financial Services Inc.	1,924	117
	Towne Bank	5,045	117
	Seacoast Banking Corp. of Florida	5,618	116
	Hilltop Holdings Inc.	3,875	114
	Renasant Corp.	4,336	113
	First Merchants Corp.	4,183	111

		Shares	Market Value ($000)
	WesBanco Inc.	4,532	109
	Cohen & Steers Inc.	1,982	108
	Corebridge Financial Inc.	6,442	107
	Banner Corp.	2,447	106
	Park National Corp.	1,057	104
	Virtus Investment Partners Inc.	543	104
	BGC Partners Inc. Class A	25,236	103
	Enterprise Financial Services Corp.	2,541	103
	Nelnet Inc. Class A	1,106	102
*	StoneX Group Inc.	1,272	102
	Horace Mann Educators Corp.	3,374	101
	NBT Bancorp Inc.	3,000	101
*	Palomar Holdings Inc.	1,852	101
[1]	Ready Capital Corp.	10,005	101
	Bank of NT Butterfield & Son Ltd.	3,941	99
	Compass Diversified Holdings	5,060	99
	Trustmark Corp.	4,716	98
	Apollo Commercial Real Estate Finance Inc.	9,638	97
	City Holding Co.	1,127	97
*	BRP Group Inc. Class A	4,859	97
	Federal Agricultural Mortgage Corp. Class C	710	95
	First Commonwealth Financial Corp.	7,347	93
	Pathward Financial Inc.	2,112	93
	Northwest Bancshares Inc.	8,832	93
	StepStone Group Inc. Class A	4,324	93
	Two Harbors Investment Corp.	7,374	92
*	Triumph Financial Inc.	1,762	91
	Stewart Information Services Corp.	1,997	90
	Lakeland Financial Corp.	1,766	89
*	Cannae Holdings Inc.	4,464	88
	First Bancorp (XNGS)	2,919	88
	Provident Financial Services Inc.	5,481	87
	Franklin BSP Realty Trust Inc. REIT	6,472	87
	Independent Bank Group Inc.	2,564	86
	OFG Bancorp	3,524	86
	MFA Financial Inc. REIT	8,060	85
	Stellar Bancorp Inc.	3,635	85
*	Goosehead Insurance Inc. Class A	1,521	84
	Stock Yards Bancorp Inc.	2,009	84
	Heartland Financial USA Inc.	3,003	83
*,1	Marathon Digital Holdings Inc.	8,389	82
*	Encore Capital Group Inc.	1,887	81
*	Avantax Inc.	3,782	80
*	Open Lending Corp. Class A	7,872	80
	Employers Holdings Inc.	2,110	76
	FB Financial Corp.	2,834	76
	National Bank Holdings Corp. Class A	2,554	76
	Veritex Holdings Inc.	4,416	76
	Claros Mortgage Trust Inc.	7,324	76
	CNA Financial Corp.	2,040	75
	Hope Bancorp Inc.	9,354	75
*	MoneyGram International Inc.	6,792	75
	Sandy Spring Bancorp Inc.	3,519	74
*	Rocket Cos. Inc. Class A	9,282	74
*	Oscar Health Inc. Class A	10,064	74
	Chimera Investment Corp.	15,168	73
	Peoples Bancorp Inc.	2,850	73
	S&T Bancorp Inc.	2,720	73

		Shares	Market Value ($000)
	Westamerica BanCorp	1,920	73
	AMERISAFE Inc.	1,413	72
	ARMOUR Residential REIT Inc.	14,432	72
	Ladder Capital Corp. Class A	7,541	72
	TriCo Bancshares	2,222	72
	WisdomTree Inc.	10,402	71
	Ellington Financial Inc.	5,563	70
	Argo Group International Holdings Ltd.	2,386	70
	First Busey Corp.	3,694	69
*	Trupanion Inc.	3,051	69
*	SiriusPoint Ltd.	7,378	69
	PennyMac Mortgage Investment Trust	5,866	68
	Safety Insurance Group Inc.	934	68
	New York Mortgage Trust Inc.	6,817	67
*	Lemonade Inc.	3,761	66
	Berkshire Hills Bancorp Inc.	3,149	64
*	LendingClub Corp.	7,672	63
	National Western Life Group Inc. Class A	169	63
*	Customers Bancorp Inc.	2,704	62
	Live Oak Bancshares Inc.	2,796	61
	Mercury General Corp.	2,047	61
	PacWest Bancorp	9,319	60
	Southside Bancshares Inc.	2,260	60
	OceanFirst Financial Corp.	4,157	59
	Nicolet Bankshares Inc.	937	58
	Capitol Federal Financial Inc.	9,506	57
	B Riley Financial Inc.	1,531	55
*	PRA Group Inc.	2,921	55
	Enact Holdings Inc.	2,185	53
	Lakeland Bancorp Inc.	4,013	52
	James River Group Holdings Ltd.	2,732	52
	Brookline Bancorp Inc.	6,204	51
	Redwood Trust Inc.	8,559	51
	Brightsphere Investment Group Inc.	2,374	51
	Tompkins Financial Corp.	949	50
	First Bancorp Inc. (XNMS)	1,900	49
	1st Source Corp.	1,168	48
	ProAssurance Corp.	3,950	48
*	Ambac Financial Group Inc.	3,383	47
	German American Bancorp Inc.	1,715	47
	Preferred Bank	1,010	47
[1]	CBL & Associates Properties Inc.	2,040	47
	Dynex Capital Inc.	3,975	45
	KKR Real Estate Finance Trust Inc.	4,004	45
	TFS Financial Corp.	4,003	45
*	Assetmark Financial Holdings Inc.	1,571	44
	Bank First Corp.	572	44
	Banco Latinoamericano de Comercio Exterior SA Class E	2,237	44
	Banc of California Inc.	4,012	43
*	Columbia Financial Inc.	2,649	43
	Eagle Bancorp Inc.	2,142	43
	Origin Bancorp Inc.	1,504	43
	QCR Holdings Inc.	1,111	43
	Victory Capital Holdings Inc. Class A	1,325	41
	Washington Trust Bancorp Inc.	1,596	41
	Brightspire Capital Inc. Class A	6,976	41
	Community Trust Bancorp Inc.	1,184	40
	Heritage Financial Corp.	2,471	40

		Shares	Market Value ($000)
	Univest Financial Corp.	2,228	40
[1]	Brookfield Business Corp. Class A	1,932	40
	Old Second Bancorp Inc.	3,237	38
	Dime Community Bancshares Inc.	2,343	38
	ConnectOne Bancorp Inc.	2,746	37
	United Fire Group Inc.	1,715	37
	Orchid Island Capital Inc.	3,679	37
	Amerant Bancorp Inc.	2,057	36
	TPG RE Finance Trust Inc.	5,663	36
*	World Acceptance Corp.	324	36
	Premier Financial Corp.	2,612	36
[1]	UWM Holdings Corp.	6,919	36
	TrustCo Bank Corp. NY	1,250	35
*	EZCorp. Inc. Class A	4,099	34
	Great Southern Bancorp Inc.	684	33
	Heritage Commerce Corp.	4,571	33
	Peapack-Gladstone Financial Corp.	1,268	33
	Byline Bancorp Inc.	1,799	32
*	MBIA Inc.	4,019	32
	Northfield Bancorp Inc.	3,091	32
	Universal Insurance Holdings Inc.	2,202	32
*	CrossFirst Bankshares Inc.	3,318	32
	Camden National Corp.	1,064	31
	Diamond Hill Investment Group Inc.	198	31
	Hanmi Financial Corp.	2,136	31
	Midland States Bancorp Inc.	1,585	31
	Capital City Bank Group Inc.	954	29
	HCI Group Inc.	555	29
	HarborOne Bancorp Inc.	3,494	29
	Republic Bancorp Inc. Class A	694	29
	Business First Bancshares Inc.	1,889	28
	First Financial Corp.	865	28
	First Mid Bancshares Inc.	1,153	28
	Horizon Bancorp Inc.	3,118	28
*	Carter Bankshares Inc.	1,969	28
	Invesco Mortgage Capital REIT	2,621	28
	Cambridge Bancorp	528	27
	Kearny Financial Corp.	3,943	27
*	Coastal Financial Corp.	801	27
	Farmers National Banc Corp.	2,219	26
	First Community Bankshares Inc.	958	26
	SmartFinancial Inc.	1,222	26
	Tiptree Inc.	1,989	26
	F&G Annuities & Life Inc.	1,281	26
	Bar Harbor Bankshares	1,058	25
	Central Pacific Financial Corp.	1,744	25
	Equity Bancshares Inc. Class A	1,101	25
	Flushing Financial Corp.	2,185	25
	Oppenheimer Holdings Inc. Class A	640	25
	Esquire Financial Holdings Inc.	591	25
	American National Bankshares Inc.	844	24
	HomeTrust Bancshares Inc.	1,202	24
	Independent Bank Corp.	1,446	24
	Mercantile Bank Corp.	919	24
*	Greenlight Capital Re Ltd. Class A	2,477	24
	Arrow Financial Corp.	1,238	23
	Hingham Institution for Savings	119	23
	Merchants Bancorp	997	23

		Shares	Market Value ($000)
*	Metropolitan Bank Holding Corp.	820	23
	Southern Missouri Bancorp Inc.	619	23
	Metrocity Bankshares Inc.	1,420	23
*	Third Coast Bancshares Inc.	1,437	23
	CNB Financial Corp.	1,305	22
	Citizens & Northern Corp.	1,172	22
	Luther Burbank Corp.	2,528	22
	West BanCorp. Inc.	1,336	22
	Waterstone Financial Inc.	1,582	21
	Alerus Financial Corp.	1,281	21
*	Hippo Holdings Inc.	1,354	21
	Granite Point Mortgage Trust Inc.	4,325	20
	Northeast Bank	562	20
	Peoples Financial Services Corp.	513	20
	ACNB Corp.	694	20
	Sculptor Capital Management Inc. Class A	2,360	20
	Macatawa Bank Corp.	2,274	20
	Mid Penn Bancorp Inc.	888	20
*	Blue Foundry Bancorp	2,108	20
	Farmers & Merchants Bancorp Inc.	957	19
	First Bancorp Inc. (XNGS)	807	19
	MidWestOne Financial Group Inc.	1,027	19
	Capstar Financial Holdings Inc.	1,601	19
	GCM Grosvenor Inc. Class A	2,814	19
*	John Marshall Bancorp Inc.	924	19
	Bank of Marin Bancorp	1,117	18
	First Business Financial Services Inc.	675	18
	Home Bancorp Inc.	592	18
	Sierra Bancorp	1,116	18
	Red River Bancshares Inc.	373	18
	Amalgamated Financial Corp.	1,283	18
	Perella Weinberg Partners Class A	2,352	18
*	Skyward Specialty Insurance Group Inc.	751	18
	Civista Bancshares Inc.	1,128	17
	Financial Institutions Inc.	1,084	17
	Regional Management Corp.	668	17
	Greene County Bancorp Inc.	648	17
	HBT Financial Inc.	942	17
	AFC Gamma Inc.	1,451	17
	First of Long Island Corp.	1,596	16
	Guaranty Bancshares Inc.	672	16
	MVB Financial Corp.	926	16
	Orrstown Financial Services Inc.	876	16
	Shore Bancshares Inc.	1,404	16
	South Plains Financial Inc.	721	16
	Enterprise Bancorp Inc.	556	15
	First Foundation Inc.	3,824	15
	Summit Financial Group Inc.	764	15
	Five Star Bancorp	802	15
	BCB Bancorp Inc.	1,278	14
*	Bridgewater Bancshares Inc.	1,592	14
*	eHealth Inc.	2,087	14
*	Southern First Bancshares Inc.	624	14
*	LendingTree Inc.	711	13
	RBB Bancorp	1,256	13
	Associated Capital Group Inc. Class A	321	12
	Donegal Group Inc. Class A	840	12
*	NI Holdings Inc.	871	12

		Shares	Market Value ($000)
	BayCom Corp.	639	10
	First Bank	943	10
	Silvercrest Asset Management Group Inc. Class A	521	10
	Crawford & Co. Class A	861	9
	HomeStreet Inc.	1,749	9
	PCB Bancorp	605	9
*	Oportun Financial Corp.	1,595	9
	Primis Financial Corp.	1,278	9
	First Internet Bancorp	673	8
*	FVCBankcorp Inc.	760	8
	Investors Title Co.	63	8
	Parke Bancorp Inc.	518	8
*	Republic First Bancorp Inc.	5,868	8
	Unity Bancorp Inc.	361	8
	Capital Bancorp Inc.	468	8
*	Consumer Portfolio Services Inc.	721	8
	Colony Bankcorp Inc.	832	8
	Bankwell Financial Group Inc.	288	7
*	First Western Financial Inc.	405	7
	Blue Ridge Bankshares Inc.	839	7
	Provident Bancorp Inc.	763	6
	Nexpoint Real Estate Finance Inc.	424	6
*	USCB Financial Holdings Inc.	564	6
*	Sterling Bancorp Inc.	932	5
*	SWK Holdings Corp.	300	5
*	Finance of America Cos. Inc. Class A	3,215	5
	Chicago Atlantic Real Estate Finance Inc.	375	5
	First Guaranty Bancshares Inc.	315	4
*	Pioneer Bancorp Inc.	500	4
*	Velocity Financial LLC	431	4
	MarketWise Inc.	1,554	4
			318,394
Health Care (13.1%)
	UnitedHealth Group Inc.	71,862	35,014
	Johnson & Johnson	202,190	31,352
	Eli Lilly & Co.	64,735	27,801
	Merck & Co. Inc.	194,343	21,457
	AbbVie Inc.	135,767	18,730
	Pfizer Inc.	434,218	16,509
	Thermo Fisher Scientific Inc.	30,062	15,285
	Abbott Laboratories	131,763	13,440
	Danaher Corp.	49,736	11,420
	Bristol-Myers Squibb Co.	163,617	10,543
	Amgen Inc.	41,002	9,047
	Medtronic plc	102,734	8,502
*	Intuitive Surgical Inc.	27,081	8,337
	Elevance Health Inc.	18,522	8,295
	Stryker Corp.	27,001	7,441
	Gilead Sciences Inc.	96,407	7,418
*	Vertex Pharmaceuticals Inc.	19,635	6,353
	Zoetis Inc.	36,178	5,897
*	Regeneron Pharmaceuticals Inc.	7,961	5,856
*	Boston Scientific Corp.	109,657	5,645
	Cigna Group	22,516	5,571
	Becton Dickinson & Co.	21,821	5,275
	Humana Inc.	9,711	4,874
	HCA Healthcare Inc.	16,572	4,378
*	Edwards Lifesciences Corp.	47,489	4,000

		Shares	Market Value ($000)
*	DexCom Inc.	29,603	3,471
*	Biogen Inc.	10,996	3,259
*	Moderna Inc.	25,487	3,255
*	IDEXX Laboratories Inc.	6,312	2,934
*	IQVIA Holdings Inc.	14,265	2,809
	Agilent Technologies Inc.	22,730	2,629
*	Centene Corp.	42,087	2,627
*	Illumina Inc.	12,086	2,377
	ResMed Inc.	11,102	2,340
	GE Healthcare Inc.	28,058	2,231
	Zimmer Biomet Holdings Inc.	16,120	2,053
*	Seagen Inc.	10,436	2,042
	West Pharmaceutical Services Inc.	5,687	1,903
*	Veeva Systems Inc. Class A	10,709	1,774
*	Alnylam Pharmaceuticals Inc.	9,444	1,747
*	Align Technology Inc.	6,031	1,705
*	Horizon Therapeutics plc	16,987	1,699
	Cardinal Health Inc.	19,777	1,628
	Baxter International Inc.	38,740	1,578
	STERIS plc	7,681	1,536
*	Hologic Inc.	18,721	1,477
*	Insulet Corp.	5,290	1,451
	Laboratory Corp. of America Holdings	6,814	1,448
	Cooper Cos. Inc.	3,740	1,390
*	BioMarin Pharmaceutical Inc.	14,172	1,232
*	Molina Healthcare Inc.	4,404	1,206
	Quest Diagnostics Inc.	8,529	1,131
	Revvity Inc.	9,625	1,110
*	Exact Sciences Corp.	13,269	1,082
	Bio-Techne Corp.	12,000	981
	Royalty Pharma plc Class A	28,691	939
*	Avantor Inc.	47,016	938
*	Incyte Corp.	14,007	862
	Viatris Inc.	93,119	852
	Teleflex Inc.	3,619	850
*	Penumbra Inc.	2,711	833
*	QIAGEN NV	17,566	793
*	Sarepta Therapeutics Inc.	6,375	788
*	Henry Schein Inc.	10,295	761
*	Charles River Laboratories International Inc.	3,845	744
*	Shockwave Medical Inc.	2,696	742
*	United Therapeutics Corp.	3,388	711
*	Repligen Corp.	4,214	708
*	Neurocrine Biosciences Inc.	7,286	652
*	Inspire Medical Systems Inc.	2,166	634
	Universal Health Services Inc. Class B	4,721	624
*	Apellis Pharmaceuticals Inc.	7,073	607
*	Bio-Rad Laboratories Inc. Class A	1,624	606
*	Jazz Pharmaceuticals plc	4,670	599
	Chemed Corp.	1,117	596
	DENTSPLY SIRONA Inc.	16,296	589
*	Masimo Corp.	3,615	585
*	Tenet Healthcare Corp.	8,058	574
	Bruker Corp.	8,191	566
*	Novocure Ltd.	7,858	564
*	Karuna Therapeutics Inc.	2,468	559
*	Prometheus Biosciences Inc.	2,670	531
*	Catalent Inc.	13,764	512

		Shares	Market Value ($000)
*	Acadia Healthcare Co. Inc.	6,765	478
*	Exelixis Inc.	24,169	466
	Encompass Health Corp.	7,459	463
*	Lantheus Holdings Inc.	5,166	447
*	Ionis Pharmaceuticals Inc.	10,575	433
*	Intra-Cellular Therapies Inc.	6,828	405
*	agilon health Inc.	19,972	397
*	DaVita Inc.	4,216	395
*	Envista Holdings Corp.	12,379	395
*	Medpace Holdings Inc.	1,905	394
*	IVERIC bio Inc.	10,114	382
	Organon & Co.	19,114	371
*	10X Genomics Inc. Class A	6,964	365
	Ensign Group Inc.	4,057	360
*	Merit Medical Systems Inc.	4,283	353
*	HealthEquity Inc.	6,408	351
*	Natera Inc.	7,401	349
*	Alkermes plc	12,067	349
*	Option Care Health Inc.	12,525	345
*	Globus Medical Inc. Class A	6,005	325
*	Syneos Health Inc.	7,762	323
	Perrigo Co. plc	10,121	323
*	Halozyme Therapeutics Inc.	9,930	322
*	Haemonetics Corp.	3,750	317
*	QuidelOrtho Corp.	3,699	315
*	Vaxcyte Inc.	6,134	304
*	Neogen Corp.	16,731	293
*	Elanco Animal Health Inc. (XNYS)	33,897	276
*	Madrigal Pharmaceuticals Inc.	986	275
*	ICU Medical Inc.	1,553	272
*	Arrowhead Pharmaceuticals Inc.	7,881	271
*	Teladoc Health Inc.	11,688	271
*	TG Therapeutics Inc.	10,173	271
*	Doximity Inc. Class A	8,524	261
	CONMED Corp.	2,130	258
*	iRhythm Technologies Inc.	2,248	257
*	Ultragenyx Pharmaceutical Inc.	5,211	257
*	Denali Therapeutics Inc.	8,439	255
*	Omnicell Inc.	3,429	252
*	Blueprint Medicines Corp.	4,327	245
*	Intellia Therapeutics Inc.	6,412	239
*	Pacific Biosciences of California Inc.	19,230	238
*	ImmunoGen Inc.	16,913	231
	Premier Inc. Class A	9,124	228
*	Amicus Therapeutics Inc.	20,032	226
*	Cytokinetics Inc.	6,003	226
*	Guardant Health Inc.	7,590	223
*	Inari Medical Inc.	3,671	222
	Select Medical Holdings Corp.	8,078	221
*	Azenta Inc.	5,043	218
*	PTC Therapeutics Inc.	5,162	217
*	Progyny Inc.	5,766	215
*	Integra LifeSciences Holdings Corp.	5,598	212
*	Enovis Corp.	3,962	209
*	Prestige Consumer Healthcare Inc.	3,623	207
*	STAAR Surgical Co.	3,521	204
*	ACADIA Pharmaceuticals Inc.	8,632	203
*	Glaukos Corp.	3,558	203

		Shares	Market Value ($000)
*	Prothena Corp. plc	3,028	201
*	Krystal Biotech Inc.	1,676	198
*	Integer Holdings Corp.	2,388	195
*	Reata Pharmaceuticals Inc. Class A	2,152	194
*	Insmed Inc.	10,051	191
*	Amedisys Inc.	2,500	190
*	Sage Therapeutics Inc.	3,847	190
*	R1 RCM Inc.	11,715	190
*	Certara Inc.	9,019	187
*	Evolent Health Inc. Class A	6,319	184
*	Revance Therapeutics Inc.	5,971	182
*	LivaNova plc	4,119	182
*,1	Axsome Therapeutics Inc.	2,439	180
*	Privia Health Group Inc.	7,106	177
*	Axonics Inc.	3,599	174
*	TransMedics Group Inc.	2,362	172
*	REVOLUTION Medicines Inc.	6,676	166
	Patterson Cos. Inc.	6,292	165
*	NeoGenomics Inc.	9,220	158
*	Vir Biotechnology Inc.	5,646	151
*	Surgery Partners Inc.	3,919	147
*	Cerevel Therapeutics Holdings Inc.	4,506	147
*	AtriCure Inc.	3,225	145
*	Corcept Therapeutics Inc.	6,115	144
*	NuVasive Inc.	3,774	144
*	Veracyte Inc.	5,564	144
*	Beam Therapeutics Inc.	4,504	144
*	Myriad Genetics Inc.	6,141	135
*	Pacira BioSciences Inc.	3,507	133
*	CorVel Corp.	674	132
*	Mirati Therapeutics Inc.	3,516	131
*	Supernus Pharmaceuticals Inc.	3,906	129
*	Amphastar Pharmaceuticals Inc.	2,728	121
*	Tandem Diabetes Care Inc.	4,665	121
*	BioCryst Pharmaceuticals Inc.	14,497	120
*	Akero Therapeutics Inc.	2,699	120
*	Phreesia Inc.	3,961	119
*	Morphic Holding Inc.	2,049	118
*	FibroGen Inc.	6,773	117
*	Owens & Minor Inc.	5,780	117
*	Vericel Corp.	3,630	117
*	Ironwood Pharmaceuticals Inc. Class A	10,684	116
*	Xencor Inc.	4,263	116
*	RadNet Inc.	3,973	115
*	Addus HomeCare Corp.	1,254	113
*	Maravai LifeSciences Holdings Inc. Class A	8,811	113
	Embecta Corp.	4,094	113
*	Bridgebio Pharma Inc.	8,180	112
*	Geron Corp. (XNGS)	34,301	112
*	Celldex Therapeutics Inc.	3,495	111
*,1	AbCellera Biologics Inc.	15,710	110
*,1	Ginkgo Bioworks Holdings Inc.	69,842	110
*	Agios Pharmaceuticals Inc.	4,254	108
*	Dynavax Technologies Corp.	9,416	108
*	Iovance Biotherapeutics Inc.	12,016	105
*	Arcellx Inc.	2,382	105
*	Sotera Health Co.	7,156	101
	US Physical Therapy Inc.	972	99

		Shares	Market Value ($000)
*,1	Recursion Pharmaceuticals Inc. Class A	11,271	99
*	Zentalis Pharmaceuticals Inc.	3,767	98
*	Amylyx Pharmaceuticals Inc.	3,985	98
*	Protagonist Therapeutics Inc.	3,718	97
*	Chinook Therapeutics Inc.	4,001	97
*	Crinetics Pharmaceuticals Inc.	4,367	95
	LeMaitre Vascular Inc.	1,515	95
*	MannKind Corp.	20,421	95
*,1	Aurinia Pharmaceuticals Inc.	10,649	95
*	Apollo Medical Holdings Inc.	2,940	93
*	Rocket Pharmaceuticals Inc.	4,423	93
*	Syndax Pharmaceuticals Inc.	4,678	93
*	DICE Therapeutics Inc.	2,881	91
*	Biohaven Ltd.	5,180	91
*	Avanos Medical Inc.	3,661	90
*	Heska Corp.	742	89
*	Kymera Therapeutics Inc.	3,032	89
*	Travere Thrapeutics Inc.	4,923	88
*	Alphatec Holdings Inc.	5,751	87
*	Silk Road Medical Inc.	2,892	87
*	Hims & Hers Health Inc.	9,749	87
*	Arcus Biosciences Inc.	4,154	85
*	Ligand Pharmaceuticals Inc.	1,196	84
*	Pediatrix Medical Group Inc.	6,222	83
*	Arvinas Inc.	3,742	82
	Healthcare Services Group Inc.	6,006	81
*	Outset Medical Inc.	3,902	81
*	SpringWorks Therapeutics Inc.	2,912	80
*	Catalyst Pharmaceuticals Inc.	6,864	79
*	Nevro Corp.	2,821	78
*	UFP Technologies Inc.	503	78
*	Avid Bioservices Inc.	4,892	76
*	CTI BioPharma Corp.	8,265	75
*	Keros Therapeutics Inc.	1,576	75
*,1	Warby Parker Inc. Class A	6,800	75
*	Ideaya Biosciences Inc.	3,261	74
*	Relay Therapeutics Inc.	6,634	74
*	Kura Oncology Inc.	5,457	73
*	Immunovant Inc.	3,486	73
*	Harmony Biosciences Holdings Inc.	2,119	73
*	Viridian Therapeutics Inc.	3,038	72
*	PROCEPT BioRobotics Corp.	2,139	72
*	NextGen Healthcare Inc.	4,529	71
*	Replimune Group Inc.	3,692	70
*	SI-BONE Inc.	2,797	70
*,1	Cassava Sciences Inc.	3,096	70
*	Paragon 28 Inc.	3,883	70
*	Cytek Biosciences Inc.	8,869	69
*	Ventyx Biosciences Inc.	2,000	69
*	Fulgent Genetics Inc.	1,700	68
*	Twist Bioscience Corp.	4,424	67
*	ADMA Biologics Inc.	16,565	67
*	Treace Medical Concepts Inc.	2,499	66
*	Inhibrx Inc.	2,729	65
*	Adaptive Biotechnologies Corp.	9,255	64
*,1	Point Biopharma Global Inc.	6,863	64
*	BioLife Solutions Inc.	2,711	63
*	Innoviva Inc.	4,703	63

		Shares	Market Value ($000)
*	Varex Imaging Corp.	2,859	63
*	Nuvalent Inc. Class A	1,474	62
*	Collegium Pharmaceutical Inc.	2,765	61
*	AdaptHealth Corp. Class A	5,757	60
*	Cogent Biosciences Inc.	5,078	60
*	DocGo Inc.	6,578	59
	National HealthCare Corp.	958	58
*,1	Theravance Biopharma Inc.	5,207	58
	Atrion Corp.	110	57
*,1	Novavax Inc.	6,909	56
*	REGENXBIO Inc.	3,222	56
*	Deciphera Pharmaceuticals Inc.	4,073	55
*	Avidity Biosciences Inc.	5,204	55
*,1	Nano-X Imaging Ltd.	3,096	55
*	Verve Therapeutics Inc.	3,494	54
*	MiMedx Group Inc.	8,944	52
*	Accolade Inc.	4,330	52
*	Brookdale Senior Living Inc.	14,810	51
	National Research Corp.	1,140	51
*	OrthoPediatrics Corp.	1,173	51
*	Quanterix Corp.	2,592	51
*	Mersana Therapeutics Inc.	6,628	50
*	LifeStance Health Group Inc.	6,158	50
*,1	Anavex Life Sciences Corp.	5,354	49
*	ANI Pharmaceuticals Inc.	1,077	49
*	Health Catalyst Inc.	4,234	48
*	Orthofix Medical Inc.	2,561	48
*	Sana Biotechnology Inc.	7,954	48
*	Artivion Inc.	3,119	47
*	Rapt Therapeutics Inc.	2,367	47
*	Alignment Healthcare Inc.	8,021	47
*	Castle Biosciences Inc.	1,901	46
*	Editas Medicine Inc. Class A	4,888	45
	HealthStream Inc.	1,919	44
*	RxSight Inc.	1,786	44
*	Arcturus Therapeutics Holdings Inc.	1,579	43
*	OPKO Health Inc.	29,371	41
*	Multiplan Corp.	29,185	41
*,1	Lyell Immunopharma Inc.	12,993	41
*	Enhabit Inc.	3,763	41
*	Ocular Therapeutix Inc.	6,261	40
*	4D Molecular Therapeutics Inc.	2,197	40
*	Aclaris Therapeutics Inc.	4,691	39
*	Enanta Pharmaceuticals Inc.	1,663	39
*	ModivCare Inc.	863	39
*	SomaLogic Inc.	12,795	39
*	Nurix Therapeutics Inc.	3,715	38
*	American Well Corp. Class A	17,265	38
*	Mirum Pharmaceuticals Inc.	1,406	37
*	Agenus Inc.	23,047	36
*	Fate Therapeutics Inc.	7,079	36
*	Kiniksa Pharmaceuticals Ltd. Class A	2,600	36
*	23andMe Holding Co. Class A	18,973	36
*	Emergent BioSolutions Inc.	4,070	35
*	Edgewise Therapeutics Inc.	3,414	35
*	Liquidia Corp.	4,165	34
*	AnaptysBio Inc.	1,738	33
*	Community Health Systems Inc.	9,985	33

		Shares	Market Value ($000)
*	Alector Inc.	4,381	33
*	Dyne Therapeutics Inc.	2,565	33
*	Sharecare Inc.	22,148	33
*,1	Xeris Biopharma Holdings Inc.	12,855	33
*	2seventy bio Inc.	2,730	33
*	Agiliti Inc.	1,954	32
*,1	Allogene Therapeutics Inc.	5,833	31
*,1	Tenaya Therapeutics Inc.	4,248	31
*	EQRx Inc.	17,614	31
*	CareDx Inc.	3,803	30
	iRadimed Corp.	638	30
*	Pulmonx Corp.	2,489	30
*	Day One Biopharmaceuticals Inc.	2,220	30
*	Anika Therapeutics Inc.	1,066	29
*	Tactile Systems Technology Inc.	1,389	29
*	iTeos Therapeutics Inc.	1,783	29
*	Bluebird Bio Inc.	8,209	28
*	Cerus Corp.	12,973	28
*	Seres Therapeutics Inc.	5,608	28
	Utah Medical Products Inc.	295	28
*	Vanda Pharmaceuticals Inc.	4,785	28
*	Bioxcel Therapeutics Inc.	1,544	28
*	Axogen Inc.	3,201	27
*	Lexicon Pharmaceuticals Inc.	8,184	27
*	OraSure Technologies Inc.	5,358	27
*	Arcutis Biotherapeutics Inc.	3,563	27
*,1	MaxCyte Inc.	6,706	27
*,1	Clover Health Investments Corp. Class A	32,095	27
*	AngioDynamics Inc.	2,800	26
*	Tarsus Pharmaceuticals Inc.	1,564	26
*	Cullinan Oncology Inc.	2,504	26
*	Computer Programs and Systems Inc.	1,064	25
*	PetIQ Inc. Class A	1,991	25
*,1	Senseonics Holdings Inc.	39,594	25
*	Pennant Group Inc.	2,075	25
*	Coherus Biosciences Inc.	5,751	24
	Phibro Animal Health Corp. Class A	1,816	24
*	Arbutus Biopharma Corp.	9,636	24
*,1	Butterfly Network Inc.	9,649	24
*,1	Cutera Inc.	1,382	23
*,1	Phathom Pharmaceuticals Inc.	1,988	23
*	OmniAb Inc. (XNMS)	5,277	23
*	Amneal Pharmaceuticals Inc.	9,586	22
*	Evolus Inc.	2,392	22
*	MacroGenics Inc.	4,734	22
*	Alpine Immune Sciences Inc.	2,255	22
*	Icosavax Inc.	2,233	22
*,1	HilleVax Inc.	1,316	22
*	Intercept Pharmaceuticals Inc.	2,029	21
*	Atea Pharmaceuticals Inc.	5,308	21
*	Organogenesis Holdings Inc. Class A	5,493	20
*	Aura Biosciences Inc.	1,740	20
*	PepGen Inc.	1,352	20
*	Joint Corp.	1,338	19
*	NanoString Technologies Inc.	3,306	19
*	OptimizeRx Corp.	1,369	19
*	Outlook Therapeutics Inc.	12,766	19
*	Rigel Pharmaceuticals Inc.	13,641	19

		Shares	Market Value ($000)
*	Surmodics Inc.	1,046	19
*,1	Y-mAbs Therapeutics Inc.	2,309	19
*	MeiraGTx Holdings plc	2,719	19
*	Eagle Pharmaceuticals Inc.	891	18
*,1	Invitae Corp.	17,063	18
*	KalVista Pharmaceuticals Inc.	1,804	18
*	Kodiak Sciences Inc.	3,028	18
	SIGA Technologies Inc.	3,123	18
*	Stoke Therapeutics Inc.	1,608	18
*	Sutro Biopharma Inc.	4,045	18
*,1	ImmunityBio Inc.	6,432	18
*	Nuvation Bio Inc.	11,056	18
*	Monte Rosa Therapeutics Inc.	2,381	18
*	Caribou Biosciences Inc.	3,996	18
*	Sight Sciences Inc.	1,919	18
*	Inogen Inc.	1,612	17
*	PMV Pharmaceuticals Inc.	3,120	17
*	Seer Inc. Class A	4,572	17
*	Humacyte Inc.	4,936	17
*	Zynex Inc.	1,689	16
*,1	Cano Health Inc.	11,577	16
*,1	Tyra Biosciences Inc.	1,135	16
*,1	Bionano Genomics Inc.	21,468	15
*	Karyopharm Therapeutics Inc.	6,216	14
*	Sangamo Therapeutics Inc.	12,115	14
*	Generation Bio Co.	3,963	14
*,1	Aerovate Therapeutics Inc.	835	14
*	Rallybio Corp.	1,916	14
*,1	Quantum-Si Inc.	9,204	14
*	Mineralys Therapeutics Inc.	945	14
*	Precigen Inc.	11,243	13
*	Fulcrum Therapeutics Inc.	4,677	13
*	ALX Oncology Holdings Inc.	1,927	13
*,1	908 Devices Inc.	1,472	13
*	Design Therapeutics Inc.	2,331	13
*,1	Erasca Inc.	4,924	13
*	CareMax Inc.	4,992	13
*	Atara Biotherapeutics Inc.	7,597	12
*,1	IGM Biosciences Inc.	1,031	12
*	Kezar Life Sciences Inc.	4,176	12
*,1	Adicet Bio Inc.	2,249	12
*	EyePoint Pharmaceuticals Inc.	1,971	12
*,1	Janux Therapeutics Inc.	1,071	12
*	Cara Therapeutics Inc.	3,537	11
*	Allovir Inc.	2,948	11
*	C4 Therapeutics Inc.	3,187	11
*	Theseus Pharmaceuticals Inc.	1,508	11
*	Codexis Inc.	4,706	10
*,1	Inovio Pharmaceuticals Inc.	16,617	10
*	Affimed NV	11,103	10
*	Nkarta Inc.	2,230	10
*	Vera Therapeutics Inc. Class A	1,201	10
*,1	Tango Therapeutics Inc.	3,681	10
*	Zimvie Inc.	993	10
*,1	Prime Medicine Inc.	759	10
*	Esperion Therapeutics Inc.	6,416	9
*,1	Heron Therapeutics Inc.	8,276	9
*	NGM Biopharmaceuticals Inc.	2,868	9

		Shares	Market Value ($000)
*,1	Ocugen Inc.	18,780	9
*,1	Inotiv Inc.	1,431	9
*	Cue Health Inc.	10,235	8
*	Acrivon Therapeutics Inc.	699	8
*	Nektar Therapeutics Class A	11,863	7
*	Kinnate Biopharma Inc.	1,709	7
*	Nautilus Biotechnology Inc.	2,441	7
*,1	An2 Therapeutics Inc.	1,196	7
*,1	Gossamer Bio Inc.	4,257	6
*	ViewRay Inc.	10,964	6
*	Relmada Therapeutics Inc.	2,014	6
*,1	Foghorn Therapeutics Inc.	947	6
*	Innovage Holding Corp.	929	6
*	Absci Corp.	3,347	6
*	Aadi Bioscience Inc.	737	6
*,1	Vicarious Surgical Inc.	2,781	6
*	GeneDx Holdings Corp.	847	6
*	Chimerix Inc.	3,642	5
*,1	Bioventus Inc. Class A	1,856	5
*	Akoya Biosciences Inc.	865	5
*	Thorne HealthTech Inc.	1,058	5
*	Third Harmonic Bio Inc.	949	5
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Invivyd Inc.	2,165	4
*,1	Celularity Inc.	5,769	4
*	Singular Genomics Systems Inc.	3,259	3
*	Acelyrin Inc.	155	3
*	Instil Bio Inc.	3,901	2
*,1	Aveanna Healthcare Holdings Inc.	1,874	2
*	Oncology Institute Inc.	3,482	2
*,1	GreenLight Biosciences Holdings PBC	7,177	2
*	VistaGen Therapeutics Inc.	9,268	1
*,1	Alpha Teknova Inc.	333	1
*,1	Science 37 Holdings Inc.	3,130	1
*	Bright Health Group Inc.	120	1
*,2	Synergy Pharmaceuticals Inc.	12,927	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
*,1	Babylon Holdings Ltd. Class A	226	—
			411,327
Industrials (12.5%)
	Visa Inc. Class A	124,868	27,600
	Mastercard Inc. Class A	65,357	23,857
	Accenture plc Class A	48,674	14,890
	Raytheon Technologies Corp.	112,917	10,404
	Honeywell International Inc.	51,786	9,922
	United Parcel Service Inc. Class B (XNYS)	56,474	9,431
	Union Pacific Corp.	47,214	9,090
*	Boeing Co.	42,566	8,756
	General Electric Co.	83,250	8,452
	Caterpillar Inc.	39,978	8,225
	Lockheed Martin Corp.	17,490	7,766
	American Express Co.	45,718	7,249
	Deere & Co.	20,860	7,217
	Automatic Data Processing Inc.	32,077	6,704
*	PayPal Holdings Inc.	87,589	5,430
	Eaton Corp. plc	30,705	5,401
	Illinois Tool Works Inc.	23,478	5,135

		Shares	Market Value ($000)
*	Fiserv Inc.	45,235	5,075
	CSX Corp.	161,373	4,949
	Northrop Grumman Corp.	11,072	4,822
	Sherwin-Williams Co.	18,375	4,185
	3M Co.	42,396	3,956
	FedEx Corp.	17,963	3,916
	General Dynamics Corp.	18,694	3,817
	Norfolk Southern Corp.	17,469	3,637
	Emerson Electric Co.	43,673	3,393
	Johnson Controls International plc	52,846	3,155
	Parker-Hannifin Corp.	9,841	3,153
	Cintas Corp.	6,646	3,138
	Capital One Financial Corp.	29,280	3,051
	TransDigm Group Inc.	3,944	3,051
	Trane Technologies plc	17,612	2,875
	PACCAR Inc.	39,297	2,703
	Carrier Global Corp.	64,088	2,621
	Verisk Analytics Inc. Class A	11,926	2,613
	Paychex Inc.	24,777	2,600
	AMETEK Inc.	17,740	2,574
	L3Harris Technologies Inc.	14,613	2,571
	Otis Worldwide Corp.	32,040	2,548
	Fidelity National Information Services Inc.	45,683	2,493
*	Block Inc. (XNYS)	41,206	2,488
	Rockwell Automation Inc.	8,836	2,462
	PPG Industries Inc.	18,089	2,375
	DuPont de Nemours Inc.	35,216	2,366
	Old Dominion Freight Line Inc.	7,622	2,366
	WW Grainger Inc.	3,458	2,244
*	Mettler-Toledo International Inc.	1,687	2,230
*	Keysight Technologies Inc.	13,772	2,228
	Cummins Inc.	10,825	2,213
	Vulcan Materials Co.	10,171	1,988
	Global Payments Inc.	20,078	1,961
	Equifax Inc.	9,337	1,948
	Quanta Services Inc.	10,946	1,944
	Martin Marietta Materials Inc.	4,779	1,902
	Xylem Inc.	17,939	1,797
	United Rentals Inc.	5,364	1,790
	Fortive Corp.	27,264	1,775
	Ingersoll Rand Inc. (XYNS)	31,026	1,758
*	Fair Isaac Corp.	1,859	1,464
	Dover Corp.	10,782	1,438
*	Teledyne Technologies Inc.	3,540	1,376
	Expeditors International of Washington Inc.	12,182	1,344
*	Builders FirstSource Inc.	11,161	1,294
	Westinghouse Air Brake Technologies Corp.	13,938	1,291
*	FleetCor Technologies Inc.	5,541	1,255
	Ball Corp.	23,652	1,210
	Howmet Aerospace Inc.	28,231	1,207
	Hubbell Inc. Class B	4,129	1,166
	IDEX Corp.	5,855	1,166
*	Waters Corp.	4,539	1,140
	Amcor plc	114,872	1,107
	Jacobs Solutions Inc.	9,707	1,064
	TransUnion	14,644	1,054
	JB Hunt Transport Services Inc.	6,307	1,053
*	Zebra Technologies Corp. Class A	3,977	1,044

		Shares	Market Value ($000)
	Synchrony Financial	33,608	1,041
	Booz Allen Hamilton Holding Corp. Class A	10,145	1,020
	Snap-on Inc.	4,084	1,016
*	Axon Enterprise Inc.	5,188	1,001
	Textron Inc.	16,107	997
	Graco Inc.	12,992	994
	Nordson Corp.	4,434	966
*	Trimble Inc.	18,785	877
	Packaging Corp. of America	6,969	864
	Jack Henry & Associates Inc.	5,600	856
	CH Robinson Worldwide Inc.	8,965	848
	Carlisle Cos. Inc.	3,982	846
	Stanley Black & Decker Inc.	11,250	843
	Masco Corp.	17,322	837
	Watsco Inc.	2,532	821
	RPM International Inc.	9,840	785
	AECOM	10,048	784
	Toro Co.	7,988	781
*	Bill Holdings Inc.	7,528	780
	Owens Corning	7,183	764
	Lincoln Electric Holdings Inc.	4,327	734
	Cognex Corp.	13,273	729
	Allegion plc	6,786	711
	Pentair plc	12,590	698
*	WillScot Mobile Mini Holdings Corp.	15,718	677
	Lennox International Inc.	2,454	676
	Crown Holdings Inc.	8,843	674
	HEICO Corp. Class A	5,446	664
	Knight-Swift Transportation Holdings Inc.	11,931	656
	Regal Rexnord Corp.	4,968	645
	A O Smith Corp.	9,627	616
	Huntington Ingalls Industries Inc.	3,010	606
	HEICO Corp.	3,873	599
	EMCOR Group Inc.	3,617	596
	Fortune Brands Innovations Inc.	9,810	593
*	Saia Inc.	2,017	573
	AptarGroup Inc.	4,977	560
	Graphic Packaging Holding Co.	23,326	557
	Tetra Tech Inc.	4,051	557
	Donaldson Co. Inc.	9,462	554
*	WEX Inc.	3,309	549
	Westrock Co.	19,445	545
	nVent Electric plc	12,550	544
*	Middleby Corp.	4,097	541
	Berry Global Group Inc.	9,367	536
	Robert Half International Inc.	8,131	529
*	Paylocity Holding Corp.	3,053	527
	AGCO Corp.	4,773	526
*	Generac Holdings Inc.	4,732	515
	Genpact Ltd.	13,693	504
	Landstar System Inc.	2,795	490
*	TopBuild Corp.	2,432	490
*	FTI Consulting Inc.	2,577	485
	ITT Inc.	6,368	485
*	Axalta Coating Systems Ltd.	16,728	485
	Littelfuse Inc.	1,877	481
	Sensata Technologies Holding plc	11,541	479
	WESCO International Inc.	3,401	467

		Shares	Market Value ($000)
*	MasTec Inc.	4,600	466
	Woodward Inc.	4,398	464
	Curtiss-Wright Corp.	2,926	462
	Advanced Drainage Systems Inc.	4,750	460
	Sonoco Products Co.	7,632	457
	Eagle Materials Inc.	2,758	449
*	GXO Logistics Inc.	8,000	447
	MDU Resources Group Inc.	15,285	446
*	Trex Co. Inc.	8,380	430
	BWX Technologies Inc.	7,113	429
	MKS Instruments Inc.	4,381	426
	Sealed Air Corp.	11,216	425
	Brunswick Corp.	5,604	423
	Valmont Industries Inc.	1,579	414
*	Euronet Worldwide Inc.	3,634	405
	Comfort Systems USA Inc.	2,647	392
	MSA Safety Inc.	2,792	384
	Simpson Manufacturing Co. Inc.	3,216	380
	Oshkosh Corp.	5,121	378
	Maximus Inc.	4,661	377
	Triton International Ltd.	4,516	373
	Acuity Brands Inc.	2,447	369
*	ExlService Holdings Inc.	2,443	369
*	Mohawk Industries Inc.	3,993	368
*	XPO Inc.	7,814	367
	Vontier Corp.	12,221	362
*	API Group Corp.	15,896	359
	Applied Industrial Technologies Inc.	2,882	354
*	Chart Industries Inc.	3,228	354
	Exponent Inc.	3,871	353
*	Atkore Inc.	2,971	347
*	Aerojet Rocketdyne Holdings Inc.	6,209	338
	Allison Transmission Holdings Inc.	7,113	336
	Watts Water Technologies Inc. Class A	2,112	335
	Flowserve Corp.	10,026	326
	Western Union Co.	28,633	326
	GATX Corp.	2,735	325
	MSC Industrial Direct Co. Inc. Class A	3,572	321
*	ATI Inc.	9,255	320
*	Kirby Corp.	4,467	320
	Louisiana-Pacific Corp.	5,432	318
*	AMN Healthcare Services Inc.	3,324	316
	Air Lease Corp. Class A	8,259	314
	Franklin Electric Co. Inc.	3,443	313
	Insperity Inc.	2,824	313
	Badger Meter Inc.	2,247	310
	Silgan Holdings Inc.	6,625	298
	EnerSys	2,989	291
	Ryder System Inc.	3,679	290
*	Summit Materials Inc. Class A	9,142	289
*	Fluor Corp.	10,690	284
	AAON Inc.	3,259	282
	Belden Inc.	3,144	275
	ManpowerGroup Inc.	3,854	270
*	StoneCo. Ltd. Class A	21,392	268
	HB Fuller Co.	4,119	259
	Hillenbrand Inc.	5,390	259
	Esab Corp.	4,391	258

		Shares	Market Value ($000)
	Crane Co.	3,545	258
*,1	Affirm Holdings Inc.	17,311	257
*	TriNet Group Inc.	2,858	254
*	Alight Inc. Class A	29,755	252
	John Bean Technologies Corp.	2,329	248
*	Beacon Roofing Supply Inc.	3,860	247
*	SPX Technologies Inc.	3,192	244
	Terex Corp.	5,196	241
*	ASGN Inc.	3,684	241
*	Itron Inc.	3,488	236
*	O-I Glass Inc.	11,402	236
	Federal Signal Corp.	4,411	234
	Brink's Co.	3,502	233
*	Shift4 Payments Inc. Class A	3,719	233
	ABM Industries Inc.	5,185	229
	Otter Tail Corp.	3,043	226
	Zurn Elkay Water Solutions Corp.	9,726	219
	Armstrong World Industries Inc.	3,459	216
*	Dycom Industries Inc.	2,119	215
	Encore Wire Corp.	1,311	215
	Spirit AeroSystems Holdings Inc. Class A	7,743	206
	Werner Enterprises Inc.	4,657	205
	Moog Inc. Class A	2,081	202
*	AZEK Co. Inc. Class A	8,696	202
	Herc Holdings Inc.	1,935	196
	Matson Inc.	2,875	196
*	GMS Inc.	3,079	195
	Albany International Corp. Class A	2,288	194
	Forward Air Corp.	1,989	193
*	Bloom Energy Corp. Class A	13,969	192
*	ACI Worldwide Inc.	8,339	190
*	Verra Mobility Corp. Class A	10,657	188
	UniFirst Corp.	1,085	186
	Crane NXT Co.	3,497	184
*	RXO Inc.	8,832	184
	Korn Ferry	3,884	183
*	Resideo Technologies Inc.	11,312	181
	Installed Building Products Inc.	1,721	180
*	AeroVironment Inc.	1,903	178
*	CBIZ Inc.	3,439	173
*	Hub Group Inc. Class A	2,354	173
	Mueller Water Products Inc. Class A	12,236	168
	ESCO Technologies Inc.	1,860	167
	McGrath RentCorp.	1,882	167
	ICF International Inc.	1,473	165
*	MYR Group Inc.	1,275	163
*	Marqeta Inc. Class A	34,015	163
	Kadant Inc.	839	159
	Scorpio Tankers Inc.	3,443	158
	Brady Corp. Class A	3,253	155
*	Masonite International Corp.	1,764	155
	EnPro Industries Inc.	1,504	152
	EVERTEC Inc.	4,372	151
	ArcBest Corp.	1,787	150
*	Core & Main Inc. Class A	5,549	148
	CSW Industrials Inc.	1,035	147
	Kennametal Inc.	5,849	146
*	Mercury Systems Inc.	3,579	145

		Shares	Market Value ($000)
*	OSI Systems Inc.	1,204	143
*	Remitly Global Inc.	7,782	143
	Barnes Group Inc.	3,478	137
	Frontline plc	9,617	136
*	AAR Corp.	2,661	133
	Alamo Group Inc.	790	132
*	Flywire Corp.	4,370	131
*	Kratos Defense & Security Solutions Inc.	9,920	130
*	Gibraltar Industries Inc.	2,457	129
*	Huron Consulting Group Inc.	1,563	127
	Textainer Group Holdings Ltd.	3,586	127
	Helios Technologies Inc.	2,544	126
	International Seaways Inc.	3,492	126
	Granite Construction Inc.	3,460	125
	Trinity Industries Inc.	5,840	124
	Enerpac Tool Group Corp. Class A	4,604	117
*	PGT Innovations Inc.	4,670	116
	Patrick Industries Inc.	1,765	116
	Schneider National Inc. Class B	4,385	114
	Veritiv Corp.	1,075	114
	Primoris Services Corp.	4,180	112
	Standex International Corp.	825	112
*	Joby Aviation Inc.	19,719	111
*	AvidXchange Holdings Inc.	11,150	108
	Griffon Corp.	3,403	107
	Tennant Co.	1,465	107
*	Masterbrand Inc.	10,312	107
*	Modine Manufacturing Co.	3,895	106
*	Enovix Corp.	7,981	106
*	Energy Recovery Inc.	4,317	103
	Bread Financial Holdings Inc.	3,603	102
*	Sterling Infrastructure Inc.	2,221	102
	Greif Inc. Class A	1,688	101
	ADT Inc.	17,512	100
	Lindsay Corp.	828	98
*	NV5 Global Inc.	1,081	98
*	Vicor Corp.	1,770	98
*	Gates Industrial Corp. plc	8,325	98
	Marten Transport Ltd.	4,329	92
	Napco Security Technologies Inc.	2,470	92
*	Construction Partners Inc. Class A	3,237	90
*	Donnelley Financial Solutions Inc.	2,034	90
*	ZipRecruiter Inc. Class A	5,836	90
	Wabash National Corp.	3,780	89
*	Hillman Solutions Corp.	11,027	89
*	JELD-WEN Holding Inc.	6,686	88
	DHT Holdings Inc.	11,063	85
	H&E Equipment Services Inc.	2,335	84
	Kforce Inc.	1,448	83
*	Mirion Technologies Inc.	10,337	82
*	Rocket Lab USA Inc.	17,791	81
*	LegalZoom.com Inc.	7,081	79
	TriMas Corp.	3,079	78
*	Montrose Environmental Group Inc.	2,206	77
*	American Woodmark Corp.	1,256	75
	Columbus McKinnon Corp.	2,059	75
*	Payoneer Global Inc.	17,910	74
	Greenbrier Cos. Inc.	2,599	71

		Shares	Market Value ($000)
*	Cimpress plc	1,491	71
*	CoreCivic Inc.	7,969	69
*	Cross Country Healthcare Inc.	2,703	69
[1]	Flex LNG Ltd.	2,329	69
*	Air Transport Services Group Inc.	4,051	68
	Chase Corp.	576	68
*	Proto Labs Inc.	2,218	68
	SFL Corp. Ltd.	7,906	68
*	CryoPort Inc.	3,626	67
*,1	Virgin Galactic Holdings Inc.	19,433	67
[1]	Golden Ocean Group Ltd.	9,442	67
	AZZ Inc.	1,828	64
	Teekay Tankers Ltd. Class A	1,763	64
*	Green Dot Corp. Class A	3,466	63
	Apogee Enterprises Inc.	1,689	62
	Astec Industries Inc.	1,694	62
*	Triumph Group Inc.	5,322	60
*	International Money Express Inc.	2,572	60
	Shyft Group Inc.	2,546	60
	Nordic American Tankers Ltd.	16,914	59
*	SP Plus Corp.	1,590	58
*,1	PureCycle Technologies Inc.	8,421	58
*	First Advantage Corp.	4,327	58
*	BlueLinx Holdings Inc.	695	57
*	Hayward Holdings Inc.	5,209	57
	Heartland Express Inc.	3,598	56
*	Thermon Group Holdings Inc.	2,460	56
	Mesa Laboratories Inc.	422	55
	Quanex Building Products Corp.	2,587	54
*,1	Diversey Holdings Ltd.	6,458	54
*	Janus International Group Inc.	6,154	54
	Dorian LPG Ltd.	2,295	53
	TTEC Holdings Inc.	1,596	51
	Deluxe Corp.	3,253	50
	Myers Industries Inc.	2,678	50
	Kelly Services Inc. Class A	2,712	47
	CRA International Inc.	495	46
	Douglas Dynamics Inc.	1,616	46
*	Transcat Inc.	544	46
	Hyster-Yale Materials Handling Inc.	960	45
	Kaman Corp.	2,188	45
	Pitney Bowes Inc.	13,106	44
	Argan Inc.	1,036	42
*	I3 Verticals Inc. Class A	1,833	42
*	Evolv Technologies Holdings Inc.	7,013	42
[1]	Ardagh Metal Packaging SA	11,530	42
	Insteel Industries Inc.	1,385	41
*	Manitowoc Co. Inc.	2,868	41
*	Titan Machinery Inc.	1,617	41
*	Repay Holdings Corp. Class A	6,444	41
*	Desktop Metal Inc. Class A	22,016	41
	Barrett Business Services Inc.	475	40
	Cass Information Systems Inc.	1,036	40
*	CIRCOR International Inc.	1,376	40
*	Conduent Inc.	13,363	40
	Gorman-Rupp Co.	1,659	40
	Powell Industries Inc.	694	40
*	Great Lakes Dredge & Dock Corp.	6,101	39

		Shares	Market Value ($000)
*	Titan International Inc.	3,903	39
	VSE Corp.	839	39
	Heidrick & Struggles International Inc.	1,576	38
*	TrueBlue Inc.	2,303	38
*	Vishay Precision Group Inc.	1,083	38
	Genco Shipping & Trading Ltd.	2,953	37
*	Archer Aviation Inc. Class A	12,450	37
	Ennis Inc.	1,835	36
*	Astronics Corp.	2,224	35
*	IES Holdings Inc.	744	35
	Miller Industries Inc.	1,058	35
*	V2X Inc.	853	35
	Ardmore Shipping Corp.	2,998	35
	Allied Motion Technologies Inc.	1,001	34
*	Ducommun Inc.	829	34
	Resources Connection Inc.	2,215	34
	Eagle Bulk Shipping Inc.	856	34
*	Blue Bird Corp.	1,297	33
*	DXP Enterprises Inc.	1,031	33
*	Teekay Corp.	5,852	33
	Greif Inc. Class B	460	32
	Preformed Line Products Co.	205	32
	Trinseo plc	2,588	32
	National Presto Industries Inc.	411	31
*,1	Target Hospitality Corp.	2,207	31
	United States Lime & Minerals Inc.	169	31
	Luxfer Holdings plc	2,186	31
*	Custom Truck One Source Inc.	4,767	31
*	Cantaloupe Inc.	4,990	31
*	Franklin Covey Co.	826	30
*	Aersale Corp.	2,006	30
	Cadre Holdings Inc.	1,392	29
*	Hudson Technologies Inc.	3,147	28
	Costamare Inc.	3,636	28
	REV Group Inc.	2,626	27
*	Aspen Aerogels Inc.	4,020	26
*	Forrester Research Inc.	910	26
*	Sterling Check Corp.	1,811	25
	Covenant Logistics Group Inc. Class A	616	24
	Pactiv Evergreen Inc.	3,395	24
*	BrightView Holdings Inc.	3,427	23
*,1	Danimer Scientific Inc.	8,118	23
*	Paysafe Ltd.	2,353	23
*	Babcock & Wilcox Enterprises Inc.	4,371	21
*	Daseke Inc.	3,524	21
*	Distribution Solutions Group Inc.	473	21
	Park Aerospace Corp.	1,569	21
*	Radiant Logistics Inc.	3,289	21
	Eneti Inc.	2,214	21
*	FARO Technologies Inc.	1,357	20
	Safe Bulkers Inc.	6,385	20
*	Proterra Inc.	18,308	20
*	Hireright Holdings Corp.	1,915	20
*	Tutor Perini Corp.	3,433	19
*,1	TuSimple Holdings Inc. Class A	9,418	19
*	SoundThinking Inc.	693	18
*	Hyliion Holdings Corp.	10,961	18
	Universal Logistics Holdings Inc.	649	17

		Shares	Market Value ($000)
*	Willdan Group Inc.	1,046	17
*	PAM Transportation Services Inc.	645	17
*,1	Microvast Holdings Inc.	13,738	17
	Kronos Worldwide Inc.	1,955	16
*,1	Nikola Corp.	25,334	16
*	Blade Air Mobility Inc.	4,858	16
*	CS Disco Inc.	1,646	14
*	IBEX Holdings Ltd.	659	13
*	Skillsoft Corp.	8,238	13
*	Ranpak Holdings Corp. Class A	3,856	12
*	Advantage Solutions Inc.	6,500	12
*,1	Workhorse Group Inc.	13,365	11
*	Concrete Pumping Holdings Inc.	1,463	10
	Caesarstone Ltd.	2,247	10
	Information Services Group Inc.	1,830	9
*	DHI Group Inc.	2,151	8
*	Atlanticus Holdings Corp.	225	8
*	Ardagh Group SA	848	7
*	Quad/Graphics Inc.	1,804	6
*,1	Velo3D Inc.	3,215	6
*,1	Terran Orbital Corp.	4,983	6
*,1	Markforged Holding Corp.	5,554	5
*	Spire Global Inc.	6,331	5
	Karat Packaging Inc.	268	4
*,1	Latch Inc.	4,440	4
*	Berkshire Grey Inc.	3,108	4
*,1	Redwire Corp.	1,500	4
*	Priority Technology Holdings Inc.	713	3
*,1	Astra Space Inc.	7,192	3
*	Sarcos Technology & Robotics Corp.	8,684	3
*	Cepton Inc.	5,670	3
*	Hydrofarm Holdings Group Inc.	2,051	2
*	Atmus Filtration Technologies Inc.	111	2
*,1	View Inc.	7,026	1
*	Xos Inc.	2,810	1
*	CISO Global Inc.	2,290	—
*	Lightning eMotors Inc.	100	—
			393,652
Other (0.0%)[3]
*	Scilex Holding Co.	4,893	26
*,2	Aduro Biotech Inc. CVR	656	—
			26
Real Estate (3.0%)
	Prologis Inc.	70,756	8,813
	American Tower Corp.	35,648	6,575
	Equinix Inc.	7,098	5,292
	Crown Castle Inc.	33,167	3,755
	Public Storage	12,000	3,400
	Realty Income Corp.	48,239	2,867
	Welltower Inc.	36,337	2,711
	Simon Property Group Inc.	25,062	2,635
*	CoStar Group Inc.	30,968	2,459
	VICI Properties Inc.	76,996	2,381
	Digital Realty Trust Inc.	22,062	2,260
	AvalonBay Communities Inc.	10,755	1,871
*	CBRE Group Inc. Class A	24,316	1,822
	SBA Communications Corp. Class A	8,197	1,818

		Shares	Market Value ($000)
	Equity Residential	28,541	1,735
	Weyerhaeuser Co.	56,614	1,623
	Invitation Homes Inc.	46,556	1,577
	Alexandria Real Estate Equities Inc.	13,236	1,502
	Extra Space Storage Inc.	10,188	1,470
	Ventas Inc.	30,660	1,323
	Mid-America Apartment Communities Inc.	8,771	1,290
	Iron Mountain Inc.	22,274	1,190
	Sun Communities Inc.	9,279	1,175
	WP Carey Inc.	16,101	1,117
	Essex Property Trust Inc.	4,976	1,075
	UDR Inc.	25,429	1,009
	Gaming and Leisure Properties Inc.	19,063	918
	Host Hotels & Resorts Inc.	54,532	905
	Equity LifeStyle Properties Inc.	13,732	867
	Kimco Realty Corp.	46,196	849
	Healthpeak Properties Inc.	42,484	848
	Camden Property Trust	7,979	834
	Life Storage Inc.	6,482	826
	Rexford Industrial Realty Inc.	14,963	815
	American Homes 4 Rent Class A	23,530	807
	CubeSmart	17,063	758
	Regency Centers Corp.	13,131	739
	NNN REIT Inc.	14,275	607
	Americold Realty Trust Inc.	20,593	603
	Lamar Advertising Co. Class A	6,696	602
	Boston Properties Inc.	11,993	584
	Federal Realty Investment Trust	6,270	553
	Healthcare Realty Trust Inc. Class A	29,154	543
	Omega Healthcare Investors Inc.	17,858	532
	First Industrial Realty Trust Inc.	10,054	523
	EastGroup Properties Inc.	3,147	518
*	Jones Lang LaSalle Inc.	3,660	514
*	Zillow Group Inc. Class C	10,771	491
	STAG Industrial Inc.	13,795	480
	Brixmor Property Group Inc.	23,382	468
	Agree Realty Corp.	6,647	429
	Spirit Realty Capital Inc.	10,954	428
	Apartment Income REIT Corp.	11,486	398
	Ryman Hospitality Properties Inc.	4,157	381
[1]	Medical Properties Trust Inc.	46,080	380
	Terreno Realty Corp.	6,191	380
	Rayonier Inc.	11,106	326
	Kite Realty Group Trust	16,281	316
	Independence Realty Trust Inc.	16,460	284
	PotlatchDeltic Corp.	5,890	274
	Essential Properties Realty Trust Inc.	10,876	260
	Phillips Edison & Co. Inc.	8,846	257
*	Zillow Group Inc. Class A	5,579	250
	Kilroy Realty Corp.	9,149	248
	Apple Hospitality REIT Inc.	16,622	242
	EPR Properties	5,805	242
	National Storage Affiliates Trust	6,610	242
	Physicians Realty Trust	16,803	230
	Park Hotels & Resorts Inc.	17,247	223
	Cousins Properties Inc.	11,088	221
	LXP Industrial Trust	20,955	217
	Broadstone Net Lease Inc.	13,505	212

		Shares	Market Value ($000)
*	Howard Hughes Corp.	2,829	211
	Sabra Health Care REIT Inc.	16,805	189
	Corporate Office Properties Trust	8,232	188
	Vornado Realty Trust	13,421	182
	Equity Commonwealth	8,152	167
	National Health Investors Inc.	3,207	167
	Highwoods Properties Inc.	8,030	166
	SITE Centers Corp.	13,912	166
	Outfront Media Inc.	11,504	165
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,793	160
	Douglas Emmett Inc.	13,349	155
	Four Corners Property Trust Inc.	6,026	155
[1]	Tanger Factory Outlet Centers Inc.	7,607	155
	Sunstone Hotel Investors Inc.	15,348	151
	Macerich Co.	15,547	150
	CareTrust REIT Inc.	7,551	146
	Innovative Industrial Properties Inc.	2,115	140
	DigitalBridge Group Inc.	11,246	140
	Pebblebrook Hotel Trust	10,113	137
	DiamondRock Hospitality Co.	16,792	132
	Kennedy-Wilson Holdings Inc.	8,513	131
	RLJ Lodging Trust	12,620	130
	St. Joe Co.	2,801	130
	JBG SMITH Properties	8,609	122
	SL Green Realty Corp.	5,102	118
	InvenTrust Properties Corp.	5,405	116
*	Veris Residential Inc.	6,728	109
	Getty Realty Corp.	3,159	108
	Service Properties Trust	13,102	108
	Urban Edge Properties	8,062	107
	Xenia Hotels & Resorts Inc.	9,118	106
	Retail Opportunity Investments Corp.	8,459	103
	LTC Properties Inc.	3,118	100
*	Cushman & Wakefield plc	12,288	97
	Apartment Investment and Management Co. Class A	11,985	97
	Alexander & Baldwin Inc.	5,041	92
	Elme Communities	5,908	89
*	Radius Global Infrastructure Inc. Class A (XNMS)	5,942	88
	Easterly Government Properties Inc. Class A	6,146	85
*	Redfin Corp.	8,462	83
*,1	Opendoor Technologies Inc.	31,458	83
	Safehold Inc.	3,185	82
[1]	eXp World Holdings Inc.	5,286	81
	Acadia Realty Trust	6,105	79
*	Compass Inc. Class A	20,956	78
	Global Net Lease Inc.	7,847	75
	NETSTREIT Corp.	4,300	75
	NexPoint Residential Trust Inc.	1,815	74
	Uniti Group Inc.	19,501	73
*	GEO Group Inc.	9,569	71
	Necessity Retail REIT Inc.	10,728	69
	Plymouth Industrial REIT Inc.	3,044	67
	Paramount Group Inc.	15,283	66
	American Assets Trust Inc.	3,311	63
	Newmark Group Inc. Class A	11,030	63
[1]	Empire State Realty Trust Inc. Class A	9,808	60
	RPT Realty	6,241	58
	UMH Properties Inc.	3,718	57

		Shares	Market Value ($000)
	Community Healthcare Trust Inc.	1,705	56
	Centerspace	954	56
	Marcus & Millichap Inc.	1,880	55
	Summit Hotel Properties Inc.	7,949	52
	Armada Hoffler Properties Inc.	4,629	51
	Hudson Pacific Properties Inc.	10,982	51
	Piedmont Office Realty Trust Inc. Class A	8,045	50
*	Anywhere Real Estate Inc.	8,123	49
	Universal Health Realty Income Trust	968	42
	Brandywine Realty Trust	10,457	41
	Gladstone Land Corp.	2,536	40
	Urstadt Biddle Properties Inc. Class A	2,083	40
[1]	Farmland Partners Inc.	3,474	39
	Global Medical REIT Inc.	4,481	39
	Ares Commercial Real Estate Corp.	4,010	37
	Indus Realty Trust Inc.	542	36
	Gladstone Commercial Corp.	2,939	34
	Chatham Lodging Trust	3,545	33
*	Forestar Group Inc.	1,510	31
	Saul Centers Inc.	888	30
	Office Properties Income Trust	3,946	29
*	FRP Holdings Inc.	532	28
	RE/MAX Holdings Inc. Class A	1,494	28
	RMR Group Inc. Class A	1,232	27
	CTO Realty Growth Inc.	1,687	27
	Braemar Hotels & Resorts Inc.	6,000	25
	Alexander's Inc.	148	24
	Whitestone REIT	2,691	24
	Diversified Healthcare Trust	17,635	24
*	Tejon Ranch Co.	1,292	22
	Orion Office REIT Inc.	3,807	21
	One Liberty Properties Inc.	949	19
	Douglas Elliman Inc.	5,684	17
*	Star Holdings	1,044	16
	Hersha Hospitality Trust Class A	2,607	15
	Postal Realty Trust Inc. Class A	998	15
	City Office REIT Inc.	3,154	14
	Franklin Street Properties Corp.	8,895	13
	BRT Apartments Corp.	726	13
	Industrial Logistics Properties Trust	4,745	9
*	Ashford Hospitality Trust Inc.	1,897	8
	Stratus Properties Inc.	305	7
*	Transcontinental Realty Investors Inc.	137	5
*	Bluerock Homes Trust Inc.	231	4
*,1	WeWork Inc. Class A	16,233	3
*	Offerpad Solutions Inc.	3,453	2
			95,285
Technology (29.9%)
	Apple Inc.	1,154,678	204,667
	Microsoft Corp.	574,861	188,779
	NVIDIA Corp.	181,774	68,772
*	Alphabet Inc. Class A	461,232	56,672
*	Alphabet Inc. Class C	402,830	49,697
*	Meta Platforms Inc. Class A	170,969	45,259
	Broadcom Inc.	30,337	24,511
*	Salesforce Inc.	73,940	16,517
*	Adobe Inc.	35,126	14,675
*	Advanced Micro Devices Inc.	124,102	14,670

		Shares	Market Value ($000)
	Oracle Corp.	117,404	12,438
	Texas Instruments Inc.	69,686	12,117
	Intel Corp.	318,129	10,002
	QUALCOMM Inc.	86,084	9,763
	International Business Machines Corp.	69,129	8,889
	Intuit Inc.	21,170	8,873
	Applied Materials Inc.	64,638	8,616
*	ServiceNow Inc.	15,579	8,487
	Analog Devices Inc.	38,832	6,900
	Lam Research Corp.	10,356	6,386
	Micron Technology Inc.	83,435	5,690
*	Synopsys Inc.	11,698	5,322
*	Palo Alto Networks Inc.	22,839	4,874
*	Cadence Design Systems Inc.	20,936	4,834
	KLA Corp.	10,629	4,708
*	Snowflake Inc. Class A	23,815	3,938
	Marvell Technology Inc.	65,274	3,818
	Roper Technologies Inc.	8,103	3,680
	Amphenol Corp. Class A	45,029	3,397
*	Fortinet Inc.	49,534	3,385
*	Autodesk Inc.	16,717	3,333
*	Workday Inc. Class A	15,343	3,253
	Microchip Technology Inc.	40,855	3,075
*	ON Semiconductor Corp.	33,319	2,785
*	Crowdstrike Holdings Inc. Class A	16,559	2,652
	Cognizant Technology Solutions Corp. Class A	39,390	2,461
*	VMware Inc. Class A	16,455	2,243
	HP Inc.	75,589	2,197
*	ANSYS Inc.	6,680	2,162
*	Palantir Technologies Inc. Class A	141,490	2,081
*	Gartner Inc.	5,901	2,023
*	Atlassian Corp. Ltd. Class A	11,183	2,022
*	Datadog Inc. Class A	20,426	1,939
*	HubSpot Inc.	3,559	1,843
	CDW Corp.	10,410	1,787
	Corning Inc.	56,635	1,745
	Monolithic Power Systems Inc.	3,521	1,725
*	VeriSign Inc.	7,155	1,598
*	MongoDB Inc. Class A	5,108	1,501
*	Cloudflare Inc. Class A	21,510	1,488
	Hewlett Packard Enterprise Co.	99,076	1,429
*	Zoom Video Communications Inc. Class A	18,893	1,268
	Skyworks Solutions Inc.	12,220	1,265
*	Splunk Inc.	12,528	1,244
*	Tyler Technologies Inc.	3,135	1,244
*	DoorDash Inc. Class A	19,010	1,241
	Teradyne Inc.	12,069	1,209
	Entegris Inc.	11,308	1,190
	NetApp Inc.	16,622	1,103
*	PTC Inc.	8,185	1,100
*	Akamai Technologies Inc.	11,921	1,098
*	Pinterest Inc. Class A	45,686	1,094
	Paycom Software Inc.	3,894	1,091
*	EPAM Systems Inc.	4,179	1,072
*	Okta Inc.	11,528	1,048
*	Western Digital Corp.	24,222	938
	SS&C Technologies Holdings Inc.	16,831	925
*	Twilio Inc. Class A	13,265	923

		Shares	Market Value ($000)
	Jabil Inc.	10,033	898
*	GoDaddy Inc. Class A	12,055	885
*	Zscaler Inc.	6,437	872
	Amdocs Ltd.	9,246	871
*	Manhattan Associates Inc.	4,755	863
*	Lattice Semiconductor Corp.	10,439	849
*	DocuSign Inc. Class A	15,041	848
*	Dynatrace Inc.	16,492	841
	Leidos Holdings Inc.	10,580	826
	Dell Technologies Inc. Class C	18,205	816
*	Super Micro Computer Inc.	3,517	788
*	Qorvo Inc.	7,703	749
	Gen Digital Inc. (XNGS)	42,200	740
*	Match Group Inc.	21,259	733
*	Black Knight Inc.	12,013	694
*	F5 Inc.	4,541	670
*	Ceridian HCM Holding Inc.	10,403	643
	Bentley Systems Inc. Class B	12,890	629
*	Pure Storage Inc. Class A	21,784	627
	KBR Inc.	10,436	616
	National Instruments Corp.	9,998	578
*	Arrow Electronics Inc.	4,509	571
*	Globant SA	3,085	567
*	Unity Software Inc.	18,005	535
*	CACI International Inc. Class A	1,765	528
*	ZoomInfo Technologies Inc. Class A	20,972	519
*	Nutanix Inc. Class A	17,492	518
*	Guidewire Software Inc.	6,201	515
*	UiPath Inc. Class A	28,683	513
*	Rambus Inc.	8,006	512
	Universal Display Corp.	3,345	493
*	Dropbox Inc. Class A	20,993	483
*	Smartsheet Inc. Class A	9,563	474
	Vertiv Holdings Co. Class A	23,507	454
*	Wolfspeed Inc.	9,379	451
*	Novanta Inc.	2,702	447
*	DXC Technology Co.	17,350	434
*	SPS Commerce Inc.	2,745	428
*	Elastic NV	5,798	422
*	AppLovin Corp. Class A	16,831	421
	Science Applications International Corp.	4,249	414
*	Toast Inc. Class A	19,165	402
*	Onto Innovation Inc.	3,724	400
*	Axcelis Technologies Inc.	2,530	399
	Dolby Laboratories Inc. Class A	4,579	378
*	Qualys Inc.	2,983	377
*	Teradata Corp.	7,901	370
	Power Integrations Inc.	4,275	369
*	Five9 Inc.	5,274	349
*	Tenable Holdings Inc.	8,438	346
*	Workiva Inc.	3,572	346
*	Coherent Corp.	9,170	339
*	Silicon Laboratories Inc.	2,397	337
*	Aspen Technology Inc.	2,018	331
*	Cirrus Logic Inc.	4,206	327
	TD SYNNEX Corp.	3,599	322
*	Insight Enterprises Inc.	2,372	321
*	Procore Technologies Inc.	5,311	321

		Shares	Market Value ($000)
*	IAC Inc.	5,705	319
*	Wix.com Ltd.	4,162	317
*	Fabrinet	2,757	312
	Avnet Inc.	6,981	306
*	Box Inc. Class A	10,799	304
*	Confluent Inc. Class A	9,591	304
*	SentinelOne Inc. Class A	14,089	301
*	Diodes Inc.	3,328	299
	Concentrix Corp.	3,255	285
*	Altair Engineering Inc. Class A	3,863	283
*	New Relic Inc.	4,000	282
*	IPG Photonics Corp.	2,535	280
*,1	GLOBALFOUNDRIES Inc.	4,756	277
*	Clarivate plc	35,445	276
	Advanced Energy Industries Inc.	2,784	273
	Vishay Intertechnology Inc.	10,226	264
*	Synaptics Inc.	3,036	261
*	Blackbaud Inc.	3,514	258
*	MACOM Technology Solutions Holdings Inc. Class H	4,180	250
*	CommVault Systems Inc.	3,394	236
*	DoubleVerify Holdings Inc.	6,761	236
*	NCR Corp.	9,914	235
*	Rogers Corp.	1,459	230
*	MicroStrategy Inc. Class A	756	228
*	RingCentral Inc. Class A	6,536	227
*	Sanmina Corp.	4,202	223
*	Envestnet Inc.	4,194	219
*	Varonis Systems Inc.	8,351	219
*	Rapid7 Inc.	4,561	218
	Kulicke & Soffa Industries Inc.	4,110	217
*	Appfolio Inc. Class A	1,484	212
*	Blackline Inc.	4,066	212
*	DigitalOcean Holdings Inc.	5,390	211
*	Perficient Inc.	2,658	203
*	Ambarella Inc.	2,805	203
*	Allegro MicroSystems Inc.	5,128	202
*	Ziff Davis Inc.	3,386	200
*	Kyndryl Holdings Inc.	15,800	198
	Progress Software Corp.	3,230	194
	Amkor Technology Inc.	7,775	193
	Dun & Bradstreet Holdings Inc.	19,287	193
*,1	C3.ai Inc. Class A	4,693	188
*	Alarm.com Holdings Inc.	3,733	187
*	FormFactor Inc.	5,965	187
*	Plexus Corp.	1,998	181
*	Alteryx Inc. Class A	4,487	175
*	Verint Systems Inc.	4,802	172
*	Impinj Inc.	1,667	171
*	PagerDuty Inc.	6,278	171
*	MaxLinear Inc.	5,588	163
*	Yelp Inc. Class A	4,813	161
	Pegasystems Inc.	3,314	160
*	Cargurus Inc.	7,925	149
*	NetScout Systems Inc.	4,880	149
*	Sprout Social Inc. Class A	3,410	148
*	Cohu Inc.	3,719	143
*	CCC Intelligent Solutions Holdings Inc.	13,054	143
*	Schrodinger Inc.	4,134	138

		Shares	Market Value ($000)
*	Asana Inc. Class A	5,680	136
*	nCino Inc.	4,862	134
*	Appian Corp. Class A	3,110	133
*	Fastly Inc. Class A	8,062	131
*	Magnite Inc.	10,688	127
	Xerox Holdings Corp.	8,958	126
	Clear Secure Inc. Class A	5,090	126
*	Q2 Holdings Inc.	4,293	125
*	Ultra Clean Holdings Inc.	3,639	125
*	LiveRamp Holdings Inc.	5,074	123
*	Sitime Corp.	1,240	123
	Methode Electronics Inc.	2,800	120
*	Bumble Inc. Class A	7,705	118
*	TTM Technologies Inc.	8,130	111
*	Parsons Corp.	2,472	110
*	Agilysys Inc.	1,454	108
*	Zuora Inc. Class A	10,050	108
*	IonQ Inc.	9,975	108
*	Paycor HCM Inc.	4,869	107
*	Credo Technology Group Holding Ltd.	7,967	107
	CSG Systems International Inc.	2,208	106
	CTS Corp.	2,316	106
*	Veradigm Inc.	8,624	102
*	Photronics Inc.	4,805	102
*	PROS Holdings Inc.	3,322	101
*	ePlus Inc.	1,990	98
*	Model N Inc.	3,062	98
*	PDF Solutions Inc.	2,320	98
*	Semtech Corp.	4,488	98
*	Jamf Holding Corp.	5,319	98
*	Momentive Global Inc.	10,416	98
*	Cerence Inc.	3,221	92
*	Veeco Instruments Inc.	3,747	91
	Shutterstock Inc.	1,727	86
*	Yext Inc.	9,236	85
*	SMART Global Holdings Inc.	3,776	85
*	indie Semiconductor Inc. Class A	8,655	82
*	Upwork Inc.	9,706	80
*	Zeta Global Holdings Corp. Class A	8,868	80
*	3D Systems Corp.	9,616	79
*	N-Able Inc.	5,596	79
*	Everbridge Inc.	3,230	78
	A10 Networks Inc.	5,164	77
*	E2open Parent Holdings Inc.	15,361	77
	Adeia Inc.	7,822	77
*	Squarespace Inc. Class A	2,455	72
*	TechTarget Inc.	2,042	71
*	Planet Labs PBC	15,472	71
*	ForgeRock Inc. Class A	3,455	70
*	AvePoint Inc.	10,444	69
*	Digital Turbine Inc.	7,452	68
*	PAR Technology Corp.	1,973	68
*	Avid Technology Inc.	2,775	67
*	Ichor Holdings Ltd.	2,087	63
	Sapiens International Corp. NV	2,490	62
	Benchmark Electronics Inc.	2,600	61
*	PubMatic Inc. Class A	3,483	61
*	Thoughtworks Holding Inc.	7,412	61

		Shares	Market Value ($000)
*	Consensus Cloud Solutions Inc.	1,590	58
*	Informatica Inc. Class A	3,238	57
*	ScanSource Inc.	1,939	56
*	EngageSmart Inc.	2,842	54
*,1	Applied Digital Corp.	6,289	53
*,1	MicroVision Inc.	11,180	52
	Simulations Plus Inc.	1,187	52
*	Intapp Inc.	1,198	51
*	Matterport Inc.	17,121	51
*	Olo Inc. Class A	6,873	47
*	Couchbase Inc.	2,298	47
*,1	Xometry Inc. Class A	2,502	46
*	Eventbrite Inc. Class A	6,170	45
*	Kimball Electronics Inc.	1,806	45
*	nLight Inc.	3,125	45
*	OneSpan Inc.	2,990	45
*	Alpha & Omega Semiconductor Ltd.	1,627	45
*	CEVA Inc.	1,777	44
	Ebix Inc.	2,234	44
*	BigCommerce Holdings Inc. Series 1	5,369	43
*	Vimeo Inc.	11,633	43
*	Alkami Technology Inc.	2,788	42
*	Amplitude Inc. Class A	4,275	42
	Hackett Group Inc.	1,974	38
*	Grid Dynamics Holdings Inc.	3,921	38
*	MeridianLink Inc.	1,936	38
*	ACM Research Inc. Class A	3,653	37
	PC Connection Inc.	793	36
*	Mitek Systems Inc.	3,348	35
*,1	Digimarc Corp.	1,092	34
*	SolarWinds Corp.	3,526	33
*	Domo Inc. Class B	2,348	32
	American Software Inc. Class A	2,322	30
*,1	SmartRent Inc.	8,389	30
*,1	Cvent Holding Corp.	3,480	30
*	Definitive Healthcare Corp. Class A	2,908	28
*	Tucows Inc. Class A	864	27
	ON24 Inc.	3,398	27
*	Cleanspark Inc.	5,943	25
*	EverCommerce Inc.	2,001	24
*	Unisys Corp.	5,803	23
*	NerdWallet Inc. Class A	2,293	22
*	Weave Communications Inc.	2,777	22
*	Bandwidth Inc. Class A	1,703	20
*	LivePerson Inc.	5,206	19
*	TrueCar Inc.	8,213	19
*	Rimini Street Inc.	3,927	18
*	Red Violet Inc.	895	18
*	Enfusion Inc. Class A	2,212	18
*	Atomera Inc.	1,829	17
*	Mediaalpha Inc. Class A	1,977	17
*,1	Vivid Seats Inc. Class A	2,331	17
*	Brightcove Inc.	3,823	16
*	EverQuote Inc. Class A	1,754	16
*,1	NextNav Inc.	6,216	16
*,1	Ouster Inc.	2,371	16
*	eGain Corp.	1,965	14
*	Identiv Inc.	1,890	14

		Shares	Market Value ($000)
*	Telos Corp.	4,272	14
*,1	Blend Labs Inc. Class A	13,138	13
*	Terawulf Inc.	8,481	13
*	Porch Group Inc.	8,725	12
*	AXT Inc.	3,354	11
*,1	Veritone Inc.	2,686	11
*	Skillz Inc. Class A	23,879	11
*	SkyWater Technology Inc.	962	10
*	LiveVox Holdings Inc.	3,379	9
*,1	Cipher Mining Inc.	3,610	9
*,1	Adtheorent Holdings Co. Inc.	5,079	9
*	Upland Software Inc.	2,772	8
*	Nutex Health Inc.	18,358	8
*	Rackspace Technology Inc.	4,643	7
*,1	Innovid Corp.	6,004	7
*	Aeva Technologies Inc.	5,329	6
*	Edgio Inc.	10,003	5
*	1stdibs.com Inc.	1,386	5
*	WM Technology Inc.	3,615	4
*	Transphorm Inc.	1,106	4
*	Vinco Ventures Inc.	1,359	3
*,1,2	Diebold Nixdorf Inc.	5,933	1
			937,120
Telecommunications (2.3%)
	Cisco Systems Inc.	315,733	15,682
	Comcast Corp. Class A	321,325	12,644
	Verizon Communications Inc.	322,952	11,507
	AT&T Inc.	550,390	8,658
*	T-Mobile US Inc.	45,021	6,179
	Motorola Solutions Inc.	12,644	3,565
*	Arista Networks Inc.	18,904	3,144
*	Charter Communications Inc. Class A	8,075	2,634
	Juniper Networks Inc.	24,373	740
*	Liberty Broadband Corp. Class C	8,751	648
	Iridium Communications Inc.	9,451	567
*	Roku Inc.	9,278	540
*	Ciena Corp.	11,212	524
*	Lumentum Holdings Inc.	5,232	277
*	Frontier Communications Parent Inc.	18,475	275
	Cable One Inc.	447	273
*	ViaSat Inc.	5,636	251
*	Calix Inc.	4,420	206
	Cogent Communications Holdings Inc.	3,142	193
*	Extreme Networks Inc.	9,219	190
	InterDigital Inc.	2,193	182
*	Viavi Solutions Inc.	16,050	158
	Lumen Technologies Inc.	79,519	157
*	Liberty Broadband Corp. Class A	1,792	132
*	Harmonic Inc.	7,357	130
*	DISH Network Corp. Class A	19,572	126
*	Digi International Inc.	2,728	98
*	Infinera Corp.	15,852	78
*	Lightwave Logic Inc.	9,331	69
	Shenandoah Telecommunications Co.	3,565	68
*	CommScope Holding Co. Inc.	16,171	67
*	Globalstar Inc.	57,094	65
*	Gogo Inc.	3,867	58
	Ubiquiti Inc.	334	55

		Shares	Market Value ($000)
*	Liberty Latin America Ltd. Class C	7,335	54
	Adtran Holdings Inc.	6,102	54
	Telephone and Data Systems Inc.	7,712	52
*	Liberty Latin America Ltd. Class A	6,846	50
*	Altice USA Inc. Class A	17,477	45
*	Anterix Inc.	1,375	45
*	Xperi Inc.	3,576	42
*	Clearfield Inc.	1,012	40
*	EchoStar Corp. Class A	2,424	38
*	8x8 Inc.	9,273	38
	ATN International Inc.	895	34
*	IDT Corp. Class B	1,131	34
*	WideOpenWest Inc.	4,283	33
*	NETGEAR Inc.	2,068	29
*	Consolidated Communications Holdings Inc.	7,473	27
*	Aviat Networks Inc.	895	27
*	Ooma Inc.	1,790	24
	Comtech Telecommunications Corp.	2,022	23
*,1	fuboTV Inc.	13,472	21
*	Ribbon Communications Inc.	6,111	17
*	United States Cellular Corp.	1,187	17
*	Akoustis Technologies Inc.	4,997	16
*	Cambium Networks Corp.	952	15
*	DZS Inc.	1,615	10
*	Charge Enterprises Inc.	10,774	10
*,1	Casa Systems Inc.	3,640	4
			70,939
Utilities (2.9%)
	NextEra Energy Inc.	152,501	11,203
	Southern Co.	83,469	5,822
	Duke Energy Corp.	59,087	5,276
	Waste Management Inc.	31,511	5,102
	Sempra Energy (XNYS)	24,176	3,470
	American Electric Power Co. Inc.	39,489	3,282
	Dominion Energy Inc.	64,040	3,220
	Exelon Corp.	76,210	3,022
	Xcel Energy Inc.	41,847	2,732
	Consolidated Edison Inc.	27,254	2,543
	Public Service Enterprise Group Inc.	38,213	2,283
	Republic Services Inc. Class A	15,840	2,243
	American Water Works Co. Inc.	14,897	2,152
*	PG&E Corp.	126,324	2,140
	WEC Energy Group Inc.	24,290	2,122
	Constellation Energy Corp.	25,088	2,108
	Edison International	28,897	1,951
	Eversource Energy	26,489	1,834
	Ameren Corp.	19,819	1,607
	DTE Energy Co.	14,849	1,598
	FirstEnergy Corp.	41,693	1,559
	Entergy Corp.	15,487	1,521
	PPL Corp.	56,698	1,485
	CenterPoint Energy Inc.	48,580	1,370
	CMS Energy Corp.	22,045	1,278
	Atmos Energy Corp.	10,950	1,262
	AES Corp.	51,414	1,015
	Alliant Energy Corp.	19,447	1,001
	Evergy Inc.	17,193	995
	NiSource Inc.	31,609	850

		Shares	Market Value ($000)
	Essential Utilities Inc.	18,083	737
	Vistra Corp.	29,907	717
	Pinnacle West Capital Corp.	8,633	667
	NRG Energy Inc.	16,251	549
*	Clean Harbors Inc.	3,865	543
	OGE Energy Corp.	15,290	539
	UGI Corp.	15,935	446
	IDACORP Inc.	3,868	403
	New Jersey Resources Corp.	7,410	359
	Brookfield Infrastructure Corp. Class A (XTSE)	7,759	358
	National Fuel Gas Co.	6,827	348
*	Casella Waste Systems Inc. Class A	3,813	344
	Ormat Technologies Inc. (XNYS)	3,967	338
	Portland General Electric Co.	6,872	335
	ONE Gas Inc.	4,127	334
	Brookfield Renewable Corp. Class A	9,574	321
	PNM Resources Inc.	6,864	315
	Black Hills Corp.	5,007	305
	Hawaiian Electric Industries Inc.	8,386	301
*	Stericycle Inc.	7,077	298
	Southwest Gas Holdings Inc.	5,015	294
*	Sunrun Inc.	16,254	287
	ALLETE Inc.	4,210	251
	Spire Inc.	3,816	246
	NorthWestern Corp.	4,302	243
	American States Water Co.	2,707	240
	Avista Corp.	5,435	225
	California Water Service Group	3,955	225
	Avangrid Inc.	5,434	204
	MGE Energy Inc.	2,633	189
	Chesapeake Utilities Corp.	1,282	164
	SJW Group	1,958	150
	Clearway Energy Inc. Class C	4,718	136
*,1	Sunnova Energy International Inc.	7,723	136
	Clearway Energy Inc. Class A	4,458	122
	Northwest Natural Holding Co.	2,513	107
	Middlesex Water Co.	1,204	98
	Unitil Corp.	1,293	68
*	Harsco Corp.	6,081	51
*,1	Li-Cycle Holdings Corp.	10,164	48
	York Water Co.	1,048	44
*	Heritage-Crystal Clean Inc.	1,293	43
*	Altus Power Inc. Class A	7,306	35
	Artesian Resources Corp. Class A	663	33
*,1	Vertex Energy Inc.	4,654	30
	Excelerate Energy Inc. Class A	1,402	26
*	NuScale Power Corp.	2,514	19
*	Pure Cycle Corp.	1,793	17
	Aris Water Solution Inc. Class A	1,895	17
	Global Water Resources Inc.	1,253	15
	Via Renewables Inc. Class A	124	1
			90,367
Total Common Stocks (Cost $2,719,976)			3,119,684

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.125% (Cost $23,555)	235,590	23,554
Total Investments (100.2%) (Cost $2,743,531)			3,143,238
Other Assets and Liabilities—Net (-0.2%)			(5,991)
Net Assets (100%)			3,137,247
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,240,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $11,401,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	32	2,803	(19)
E-mini S&P 500 Index	June 2023	72	15,086	136
				117
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,119,646	33	5	3,119,684
Temporary Cash Investments	23,554	—	—	23,554
Total	3,143,200	33	5	3,143,238
Derivative Financial Instruments
Assets
Futures Contracts[1]	136	—	—	136
Liabilities
Futures Contracts[1]	19	—	—	19
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.